PROSPECTUS
                                                                   July 15, 2003



                       WELLS  FAMILY  OF REAL  ESTATE  FUNDS
                      6200 The Corners Parkway, Suite 250
                             Atlanta, Georgia 30092


                            WELLS S&P REIT INDEX FUND
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares
                                 Class R Shares

================================================================================
The Wells S&P REIT Index Fund (the "Fund"), a series of the Wells Family of Real Estate Funds, seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index by investing in the stocks included in the Index.

Wells Asset Management, Inc. (the "Adviser") serves as the investment manager to the Fund. PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), manages the Fund's investments under the supervision of the Adviser.

Through this Prospectus, the Fund is offering four classes of shares, each with a different combination of sales loads, ongoing fees and other features. The different distribution arrangements permit you to choose the method of purchasing shares that you believe is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other relevant circumstances.

This Prospectus has information about the Wells S&P REIT Index Fund that you should know before investing. You should read this Prospectus and keep it for future reference.

                               TABLE OF CONTENTS
================================================================================
Risk/Return Summary .......................................................    2
Expense Information .......................................................    4
Investment Objective, Investment Strategies and Risk Considerations .......    6
Operation of the Fund .....................................................    8
Buying Fund Shares ........................................................    9
Redeeming Your Shares .....................................................   16
Distribution Plans ........................................................   17
Dividends and Distributions ...............................................   18
Taxes .....................................................................   18
Calculation of Share Price and Public Offering Price 19
Financial Highlights ......................................................   20
Customer Privacy Policy ...................................................   23
--------------------------------------------------------------------------------
                                                                               1

RISK/RETURN SUMMARY
================================================================================
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the "S&P REIT Index" or the "Index").

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
Normally, at least 95% of the Fund's total assets are invested in the stocks included in the S&P REIT Index. The Fund will invest in stocks represented in the Index in proportions substantially similar to the Index. The Fund is normally invested in all of the stocks which comprise the Index, except when changes are made to the Index itself.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
The Fund's investment return and net asset value will fluctuate, and when you sell shares you may receive more or less than the amount you paid for them. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is subject to, among other risks:

     MARKET RISK -- Stock prices, including prices of REIT stocks, may decline over short or extended periods. In a declining stock market, stock prices for all REITs may decline, regardless of any one company's prospects. As a result, the Fund may also decline in a declining stock market.

     REAL ESTATE INDUSTRY RISK -- When profits, revenues, or the value of real estate property owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Therefore, the Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which include, without limitation:

     o    possible declines in the value of real estate
     o    adverse general and local economic conditions
     o    possible lack of availability of mortgage funds
     o    overbuilding in a REIT's market
     o    changes in interest rates
     o    environmental problems

REIT INVESTMENT RISK -- In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following:
dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

INTEREST RATE RISK -- Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

INVESTMENT COMPETITION RISK -- REITs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Fund may decline in value.

INDUSTRY CONCENTRATION RISK -- The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.

PERFORMANCE  SUMMARY

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing:

     --   the changes in the Fund's performance from year to year, and

     -- how the Fund's average annual returns compare with those of the Index it tracks.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.



[GRAPHIC OMITTED]
                               CLASS A PERFORMANCE

                         1999     2000     2001     2002

                       -6.24%    27.56%   12.63%    2.97%


During the period shown in the bar chart, the highest return for a quarter was 10.64% during the quarter ended June 30, 2001 and the lowest return for a quarter was -8.97% during the quarter ended September 30, 2002.

The year-to-date return of the Fund's Class A shares through June 30, 2003 is 13.04%

The impact of taxes and sales loads are not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class R shares will differ from the performance of Class A shares to the extent that the Classes do not have the same expenses or inception dates.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2002)

The table below shows how the Fund's average annual total returns compare with those of the S&P REIT Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are shown for Class A shares only and after-tax returns for Class B, Class C and Class R shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                         One Year          Since Inception*
                                      ---------------------------------------
Class A Shares
  Return Before Taxes                     -1.15%                 1.41%
  Return After Taxes on Distributions     -2.61%                -0.35%
  Return After Taxes on Distributions
   and Sale of Fund Shares                -0.30%                 0.23%
S&P REIT Index**                           4.05%                 3.66%

Class B Shares
  Return Before Taxes                     -2.66%                 5.86%
S&P REIT Index**                           4.05%                 8.95%

Class C Shares
  Return Before Taxes                      1.29%                 6.81%
S&P REIT Index**                           4.05%                 8.85%

* The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999 and the initial public offering of Class C shares commenced on May 5, 1999.

** Reflects no deduction for fees, expenses or taxes.

For purposes of calculating average annual total returns, we assumed the deduction of the maximum sales charge of 4% for Class A shares, and the deduction of the applicable contingent deferred sales charge for Class B and Class C shares Class R shares have no previous performance history to report.

EXPENSE INFORMATION
================================================================================
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                        CLASS A    CLASS B    CLASS C    CLASS R
                                                        SHARES     SHARES     SHARES     SHARES
                                                      -------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............      4.00%     None       None       None
Maximum Contingent Deferred Sales Charge (Load)
  (as a percentage of original purchase price,
   or the amount redeemed, whichever is less) .....      None(1)   5.00%(2)   1.00%(3)   None
Sales Charge (Load) Imposed on Reinvested Dividends      None      None       None       None
Redemption Fee ....................................      None(4)   None(4)    None(4)    None(4)


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                        CLASS A    CLASS B    CLASS C    CLASS R
                                                        SHARES     SHARES     SHARES     SHARES
                                                      -------------------------------------------
Management Fees ...................................       .50%      .50%       .50%       .50%
Distribution (12b-1) Fees .........................       .25%     1.00%      1.00%       .75%
Other Expenses* ...................................       .63%      .67%       .69%       .24%
                                                        ------    ------     ------     ------
Total Annual Fund Operating Expenses** ............      1.38%     2.17%      2.19%      1.49%
                                                        ======    ======     ======     ======


* Other Expenses for Class R shares are based on estimated amounts for the current fiscal year.

** THE ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR CLASS A, CLASS B AND CLASS C SHARES FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002 WERE 0.99%, 1.74% AND 1.74%, RESPECTIVELY. THE ADVISER INTENDS TO CONTINUE WAIVING FEES AND REIMBURSING FUND EXPENSES IN ORDER TO MAINTAIN TOTAL ANNUAL FUND OPERATING EXPENSES AT OR BELOW THESE LEVELS. HOWEVER, THIS ARRANGEMENT MAY BE DISCONTINUED AT ANY TIME AT THE OPTION OF THE ADVISER WITH AT LEAST SIX MONTHS WRITTEN NOTICE TO ALL INVESTORS AND BROKERS, IF THE FEE WAIVER IS CHANGED OR DISCONTINUED.

(1) Purchases at net asset value of amounts totaling $1 million or more would be subject to a contingent deferred sales load of 1.00% if a redemption occurred within one year of purchase and a commission was paid to a participating unaffiliated dealer.

(2) Class B shareholders pay a 5.00% contingent deferred sales load if shares are redeemed within one year of purchase. The contingent deferred sales load will be incrementally reduced over time. After the sixth year, no contingent deferred sales load will be assessed.

(3) Class C shareholders pay a 1.00% contingent deferred sales load if shares are redeemed within one year of purchase.

(4) A wire transfer fee is charged by the Fund's Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $15. See "Redeeming Your Shares."

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year       3 Years    5 Years      10 Years
                    -------      --------   --------     ---------
Class A Shares      $  535       $  819      $ 1,125      $ 1,991
Class B Shares         720          979        1,364        2,503
Class C Shares         322          685        1,175        2,524
Class R Shares         152          471          813        1,779

You would pay the following expenses if you did not redeem your shares:

                     1 Year       3 Years    5 Years      10 Years
                    -------      --------   --------     ---------
Class A Shares      $  535       $  819      $ 1,125      $ 1,991
Class B Shares         220          679        1,164        2,503
Class C Shares         222          685        1,175        2,524
Class R Shares         152          471          813        1,779

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS
================================================================================
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results corresponding to the performance of the S&P REIT Index by investing in the stocks included in the Index.

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to duplicate the investment results of the S&P REIT Index. The Index is made up of approximately 100 stocks which constitute a representative sample of all U.S. publicly traded Real Estate Investment Trusts.

The Fund is not actively managed by investment advisers who buy and sell securities based on research and analysis. Instead, the Fund is "passively managed," where the investment advisers attempt to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and index performance correlation (an index fund is expected to move in the same direction -- up or down -- as its target index).

To be included in the Index, a REIT must be traded on a major U.S. stock exchange. As of December 31, 2002, 100 REITs were included in the Index. The Index is rebalanced every calendar quarter as well as each time that a REIT is removed from the Index because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or a change in shares outstanding.

WHAT IS A REIT?
A Real Estate Investment Trust ("REIT") is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the Index to track the market performance of real estate investment trusts. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P REIT Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the purchasers of the Fund into consideration in determining, composing or calculating the REIT Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Fund, in the timing of the issuance or sale of the shares of the Fund, or in the determination or calculation of the equation by which the shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PURCHASERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Under normal market conditions, at least 95% of the Fund's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Fund invests approximately 2% of its assets in the stock. The Fund will normally be invested in all of the stocks which comprise the S&P REIT Index, except when changes are made to the Index itself. As of March 31, 2003, the Index includes approximately 95% equity REITs, 1% mortgage REITs and 4% hybrid REITs; however, these percentages are subject to change at any time at the discretion of S&P. The Sub-Adviser monitors daily the composition of the Index and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index.

The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Fund consistently fails to achieve its targeted correlation, the Fund will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

INVESTMENT  RISKS
There is no assurance that the Fund's investment objective will be met. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund which you own will increase. Similarly, if the securities owned by the Fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the Fund.

An investment in the Fund is subject to numerous risks. Descriptions of the principal risks of an investment in the Fund, including, without limitation, a discussion of Real Estate Industry Risks and REIT Investment Risks, appears on page 2 of this Prospectus.

OPERATION OF THE FUND
================================================================================
The Fund is a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Trust's Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

The Trust retains Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells, III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Fund pays the Adviser a fee at the annual rate of .50% of the average value of its daily net assets.

PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), 9601 Blackwell Road, Suite 500, Rockville, Maryland, has been retained by the Adviser to manage the Fund's investments. The Adviser (not the Fund) pays the Sub-Adviser a fee for its services to the Fund at the annual rate of .20% of the Fund's average daily net assets up to $100 million, .15% of the next $400 million of such assets, and .10% of such assets in excess of $500 million, subject to a minimum fee of $10,000 per month. The Sub-Adviser has been managing assets for institutional investors since 1993. The Sub-Adviser has approximately 10 years of experience in managing mutual fund portfolios which correlate to an index.

Wells Investment Securities, Inc. (the "Underwriter") serves as the primary agent for the distribution of shares of the Fund. The Underwriter is an affiliate of the Adviser by reason of common ownership. Leo F. Wells, III, President and a Trustee of the Trust, is also President and the controlling shareholder of the Underwriter.

ADMINISTRATIVE PROCEEDING. NASD, Inc. ("NASD") has determined to institute an enforcement action against the Underwriter and Leo F. Wells, III, in his capacity as registered principal of the Underwriter, for alleged NASD Rule violations relating to the educational and due diligence conferences sponsored by the Underwriter in 2001 and 2002.

On June 6, 2003, the enforcement division of the NASD informed the Underwriter and Mr. Wells that the NASD has made a determination to institute disciplinary proceedings against them for alleged violations of various NASD Conduct Rules entirely related to providing non-cash compensation of more than $100 to associated persons of NASD member firms in connection with their attendance at the annual educational and due diligence conferences sponsored by the Underwriter in 2001 and 2002.

While the NASD has not yet instituted a formal action against the Underwriter or Mr. Wells and, in its notice, only cited alleged rule violations in general terms, the Underwriter and Mr. Wells are in the process of ascertaining the specific factual details forming the basis for these allegations. Based upon what the Underwriter knows at this time, however, it believes that the alleged rule violations relate primarily to (1) the failure to obtain full reimbursement from some of the registered representatives for travel expenses of guests and the cost of golf in connection with attendance at the Wells 2001 educational conference, and (2) the payment for meals of guests of attendees at the Wells 2001 and 2002 educational conferences. The Underwriter is unable to predict at this time, however, the potential outcome of any such enforcement action against the Underwriter and Mr. Wells or the potential effect such an enforcement action may have on the Fund's distribution activities.

BUYING FUND SHARES
================================================================================
You may open an account with the Fund by investing at least the minimum amount required for the type of account you open. You may invest additional amounts in an existing account at any time. Several different account options and minimum investment amounts options are detailed below.

--------------------------------------------------------------------------------
                                ACCOUNT OPTIONS

Regular Accounts
----------------
Tax-Deferred Retirement Plans
-----------------------------

TRADITIONAL IRA
Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made.

SPOUSAL IRA
An IRA in the name of a non-working spouse by a working spouse.

ROTH IRA
An IRA with tax free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.

You may also open accounts for:

o    Keogh Plans for self-employed individuals

o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

o Coverdell Education Savings Accounts for funding a child's eligible education expenses

--------------------------------------------------------------------------------

                               MINIMUM INVESTMENT
                                  REQUIREMENTS

                                     Initial        Additional
                                     -------        ----------
Regular Accounts                     $2,500            None

Tax-Deferred
Retirement Plans                     $1,000            None

Automatic Investment
Plans:

Regular Accounts                     $2,500            $100

Tax-Deferred
Retirement Plans                     $1,000            $100

Automatic Investment Plans
--------------------------
You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th, the last business day of the month or both. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

You may also purchase shares of the Fund through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT. To open an account with us, please follow the steps outlined below.

1. Complete the enclosed Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, we will invest your purchase in Class A shares.

2.   Write a check for your initial investment to "Wells S&P REIT Index Fund."

3. Mail your completed Account Application and your check to the following address:

                           WELLS S&P REIT INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

You may also establish an account through your broker-dealer. Since your broker-dealer may charge you fees for his or her services other than those described in this Prospectus, you should ask your broker-dealer about fees before investing.

ADDING TO YOUR ACCOUNT. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your broker-dealer (ask your broker-dealer about any fees for his or her services). Additional purchase requests must include your name and account number to ensure proper crediting. Use the address above for additional purchases by mail, and call us c/o our transfer agent, Ultimus Fund Solutions, at 800-282-1581 for wiring instructions.

OTHER INFORMATION. In connection with all purchases of Fund shares, we observe the following policies and procedures:

     o We price direct purchases based on the next public offering price (net asset value plus any applicable sales load) computed after your order is received. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

     o    We do not accept third party checks for any investments.

     o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

     o We may refuse to accept any purchase request for any reason or no reason.

     o We mail you confirmations of all your purchases or redemptions of Fund shares.

     o    Certificates representing shares are not issued.

     o We may bar excessive traders from purchasing shares. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses.

     o If your order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

     o There is no fee for purchases made by wire, but we may charge you for this service upon thirty days prior notice.

The Fund's Account Application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

CHOOSING A SHARE CLASS
Through this Prospectus the Fund is offering four classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A, B, and C shares are available for purchase by all types of investors. Class R shares are available only to 401(k) Plans and other qualified retirement plans. The five Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in sales loads and expenses to which they are subject. Before choosing a Class, you should consider the following factors, as well as any other relevant facts and circumstances:

INVESTORS OTHER THAN 401(K) AND OTHER QUALIFIED RETIREMENT PLANS AND THEIR PARTICIPANTS AND CERTAIN INSTITUTIONAL CLASS INVESTORS. The decision as to which Class of shares (A, B or C) is more beneficial to you depends on the amount and intended length of your investment and the type of account you open. You should consider Class A shares if you prefer to pay an initial sales load. If you qualify for reduced sales loads by investing over $50,000, you may find Class A shares particularly attractive because Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales load so the entire purchase price is immediately invested in the Fund, but are subject to higher ongoing expenses than Class A shares. Due to the fact that the entire amount of the purchase price of Class B and Class C shares are immediately invested, any investment return on these investments may partially or wholly offset the higher annual expenses. However, there can be no assurance that this would be the case, since the Fund's future returns cannot be predicted.

Finally, you should consider the effect of contingent deferred sales loads and any conversion rights of each Class in the context of your investment timeline. For example, Class C shares are subject to a significantly lower contingent deferred sales load upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

401(K) AND OTHER QUALIFIED RETIREMENT PLANS AND THEIR PARTICIPANTS. Class R Shares are not subject to any front-end sales loads or contingent deferred sales loads, but are subject to a 0.75% annual 12b-1 fee. Class R shares may only be purchased by 401(k) plans and other qualified retirement plans, including
Section 101 and 457 plans and 403(b) plans sponsored by section 501(c)(3) organizations, as well as certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

INSTITUTIONAL CLASS INVESTORS. Class I shares are available only to clients of financial intermediaries that charge an asset management fee and only if clients of the financial intermediary have invested in the aggregate $2 million or more in Class I shares. Financial intermediaries interested in Class I shares should contact the Underwriter for a Prospectus and additional information.


Set forth below is a chart comparing the sales loads,  12b-1 fees and conversion options applicable to each
Class of shares:

                                                                                CONVERSION
CLASS   SALES LOAD                                            12B-1 FEE         FEATURE
------------------------------------------------------------------------------------------------------------------
  A     Maximum 4.00% initial sales load, reduced for            0.25%          None
        purchases of $50,000  and over;  shares  sold
        without an initial  sales load may be subject
        to  a  1.00%  contingent deferred  sales load
        during first year
------------------------------------------------------------------------------------------------------------------
  B     Maximum 5.00% contingent deferred sales load             1.00%          Class B shares will automatically
        during the first year, decreasing to 0 after six years                  convert to Class A shares after
                                                                                approximately eight years
------------------------------------------------------------------------------------------------------------------
  C     1.00% contingent deferred sales load during first year   1.00%          None
------------------------------------------------------------------------------------------------------------------
  R     No initial or contingent deferred sales load             0.75%          None
------------------------------------------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A Shares because there is no front-end sales load and the annual expenses are lower. Therefore, any purchase of $1 million or more is generally invested in Class A Shares.

                                 CLASS A SHARES
Class A shares are sold at net asset value (NAV) plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within one year after purchase if a commission was paid by the Underwriter to a participating unaffiliated broker. Class A shares are also subject to an annual 12b-1 fee of up to .25% of the Fund's average daily net assets allocable to Class A shares.

The public offering price of Class A shares is the next determined NAV per share plus a sales load as shown in the following table:


                                        Sales Load as % of:         Dealer
                                   --------------------------     Reallowance
                                     Public          Net            as % of
                                    Offering        Amount           Public
Amount of Investment                  Price        Invested      Offering Price
-------------------------          -----------    -----------   ---------------

Less than $50,000                     4.00%          4.17%            3.50%
$50,000 but less than $100,000        3.50           3.63              3.00
$100,000 but less than $250,000       3.00           3.09              2.50
$250,000 but less than $500,000       2.50           2.56              2.00
$500,000 but less than $1,000,000     2.00           2.04              1.50
$1,000,000 or more                    None           None              None

For initial purchases of Class A shares of the Fund of $1 million or more and subsequent purchases further increasing the size of the account, a dealer's commission (equal to 1.00% of such purchases from $1 million to $5 million, .50% of such purchases from $5 million to $50 million and .25% of such purchases in excess of $50 million) may be paid by the Underwriter to participating unaffiliated brokers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from the Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the broker's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

Under certain circumstances, the Underwriter may increase or decrease the reallowance to brokers. The Underwriter receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

REDUCED SALES LOAD. You may use the Right of Accumulation to combine the current NAV of your existing Class A shares of the Fund with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. You should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

PURCHASES AT NET ASSET VALUE. Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may purchase Class A shares of the Fund at NAV. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at NAV. Federal and state credit unions may also purchase Class A shares at NAV.

In addition, Class A shares of the Fund may be purchased at NAV by broker-dealers who have a sales agreement with the Underwriter and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

Clients of investment advisers, financial planners and other financial intermediaries may also purchase Class A shares at NAV if their investment adviser, financial planner or financial intermediary has made arrangements with the Underwriter permitting them to do so. The investment adviser, financial planner or financial intermediary must notify the Fund that an investment qualifies as a purchase at NAV.

Trustees, directors, officers and employees of the Trust, the Adviser, the Sub-Adviser, the Underwriter or the Transfer Agent, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase Class A shares of the Fund at NAV.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Underwriter and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to the Underwriter and will be equal to the commission percentage paid at the time of purchase (either 1.00%, .50% or .25% depending on the amount of purchase) as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed; or (2) the NAV of such shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be so notified on the confirmation you receive for such purchase. Class A shares of the Fund held for more than one year will not be subject to the contingent deferred sales load.

                                 CLASS B SHARES
Class B shares are sold at NAV without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A contingent deferred sales load will be imposed on redemptions of Class B shares that take place within six years of the purchase date. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the NAV at the time of purchase of the Class B shares being redeemed. The size of this sales load will depend on how long you have held your shares, as set forth in the following table:

                                                    CDSL as a
                     Year Since Purchase         Percentage of
                     Payment Made              Amount Redeemed
                     -------------------       ---------------

                     First                           5.00%
                     Second                          4.00%
                     Third                           3.00%
                     Fourth                          3.00%
                     Fifth                           2.00%
                     Sixth                           1.00%
                     Seventh and thereafter           None

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class B shares. The Underwriter intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares, based on the relative NAVs of the shares of the two Classes on the conversion date, approximately eight (8) years after the date of your original purchase of those shares. Class B shares you have acquired through automatic reinvestment of dividends and distributions paid on the shares being converted will also be converted to Class A shares.

                                 CLASS C SHARES
Class C shares are sold at NAV without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A contingent deferred sales load of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the NAV at the time of purchase of the Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for more than one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class C shares. The Underwriter intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

                                 CLASS R SHARES
Class R shares are sold at NAV without an initial sales load or contingent deferred sales load. Class R shares are subject to an annual 12b-1 fee up to 0.75% of the Fund's average daily net assets allocable to Class R shares. See "Choosing a Share Class" for eligibility requirements to purchase Class R shares.

ADDITIONAL  INFORMATION  ON THE  CONTINGENT  DEFERRED  SALES LOAD
The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue
Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Underwriter may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc. The contingent deferred sales load is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see "Redeeming Your Shares"). In order to qualify for this waiver, the total annual redemptions under the plan may not exceed 15% of the initial value of the Fund shares when the plan is established.

All sales loads imposed on redemptions are paid to the Underwriter. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing capital appreciation of the shares. In determining whether a particular redemption is subject to a contingent deferred sales load, it is assumed that the redemption is first of shares acquired pursuant to reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 5.00%, the contingent deferred sales load would be $200. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class B and Class C shares in your account are aggregated.

EXCHANGE  PRIVILEGE
Shares of the Fund and shares held in a Wells Money Market omnibus account in the Money Market Portfolio (a series of Premier Money Market Shares) may be exchanged for each other. A sales load may be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged. If you make an exchange involving Class B or Class C shares, the amount of time you hold shares of the Wells Money Market Account will not be added to the holding period of your original Fund shares for the purpose of calculating contingent deferred sales charges if you later redeem your investment. However, if you exchange back into your original Class B or Class C shares, the prior holding period of your Class B or Class C shares will be added to your current holding period of Class B or Class C shares in calculating the contingent deferred sales load.

You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt Fund performance. If you exceed that limit, the Fund or the Underwriter, in its sole discretion, may reject any further exchange orders.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined net asset value (or offering price if a sales load is applicable) after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Money Market Portfolio.

REDEEMING YOUR SHARES
================================================================================
To redeem your shares, send a written request to us c/o our Transfer Agent, with your name, account number and the amount you wish to redeem. You must sign your request exactly as your name appears on the Fund's account records. Mail your written redemption request to:

                           WELLS S&P REIT INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

If you would like your redemption proceeds deposited free of charge directly into your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction, contact the Transfer Agent for more information.

We redeem shares based on the current NAV on the day we receive a valid request for redemption, less any contingent deferred sales load due on the redeemed shares. Be sure to review "Buying Fund Shares" above to determine whether your redemption is subject to a contingent deferred sales load.

You may also place a wire redemption request through your broker-dealer to redeem your shares. The broker-dealer is responsible for ensuring that redemption requests are transmitted to us in proper form in a timely manner. The broker-dealer may charge you additional or different fees for redeeming shares than those described in this Prospectus. If you request a redemption by wire, you will be charged a $15 processing fee. We reserve the right to change the processing fee upon thirty days notice. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address designated on your account.

If the shares to be redeemed over any 30-day period have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

--------------------------------------------------------------------------------
A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us with any questions to ensure that your signature guarantee will be processed.
--------------------------------------------------------------------------------

ADDITIONAL  INFORMATION  ABOUT ACCOUNTS AND  REDEMPTIONS
SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, we may ask that you increase your account balance if your account falls below $2,500 (or $1,000 for a retirement account). If the account remains under $2,500 (or $1,000 for a retirement account) thirty days after we notify you, we may close your account and send you the proceeds, less any applicable sales load.

AUTOMATIC WITHDRAWAL PLAN. If your account's value is at least $5,000, you may be eligible for our automatic withdrawal plan that allows you to withdraw a fixed amount from your account each month, quarter or year. Under the plan, we send the proceeds either to you or to another person you designate. Each withdrawal must be $50 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the automatic withdrawal plan.

REINVESTMENT PRIVILEGE. If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

OTHER INFORMATION. In connection with all redemptions of Fund shares, we observe the following policies and procedures:

     o We may refuse any redemption request involving recently purchased shares until your check for the recently purchased shares has cleared. To eliminate this delay, you may purchase shares of the Fund by certified check or by wire transfer from your bank.

     o We may delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request).

     o We may process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as a "redemption in kind"). See the Statement of Additional Information for further information.

DISTRIBUTION  PLANS
================================================================================
The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan") that allow each Class of shares to pay for certain expenses related to the distribution of their shares, including payments to securities dealers and other persons (including the Underwriter and its affiliates) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

The annual limitation for payment of expenses pursuant to the Class A Plan is ..25% of the Fund's average daily net assets allocable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets allocable to Class B shares and Class C shares, respectively. The annual limitation for payment of expenses pursuant to the Class R Plan is 0.75% of the Fund's average daily net assets allocable to Class R shares. The payments permitted by the Class B Plan, Class C Plan and Class R Plan fall into two categories. First, each Class of shares may directly incur or reimburse the Underwriter (in an amount not to exceed .75% per year of the Fund's average daily net assets allocable to Class B shares and Class C shares and 0.50% per year of the Fund's average daily net assets allocable to Class R shares) for certain distribution related expenses as described above. The Class B Plan, Class C Plan and Class R Plan also provide for the payment of an account maintenance fee of up to .25% per year of the Fund's average daily net assets allocable to Class B shares, Class C shares and Class R shares, respectively, which may be paid to dealers or other financial intermediaries based on the average value of Fund shares owned by clients of such dealers or other financial intermediaries. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads. In the event a Plan is terminated by the Trust in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. The Underwriter may make payments to dealers and other persons in addition to the .25% account maintenance fee described above.

DIVIDENDS AND DISTRIBUTIONS
================================================================================
The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

You should indicate your choice of option on your application. If no option is selected, distributions will automatically be reinvested in additional shares of the Fund (see "Share Option" below). All distributions will be based on the NAV in effect on the payable date.

--------------------------------------------------------------------------------
Distributions are paid according to the following options:

    SHARE OPTION  -- income distributions and capital gains distributions reinvested in additional shares without a sales load.

    INCOME OPTION -- income  distributions  paid  in  cash;  capital gains distributions reinvested in additional shares without
                     a sales load.
    CASH  OPTION  -- income  distributions and capital gains distributions paid in cash.
--------------------------------------------------------------------------------
If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

If you have received in cash any dividend or capital gains distribution from the Fund, you may return the distribution to the Fund within thirty days of the distribution date for reinvestment at the NAV next determined after its return. You or your dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

TAXES
================================================================================
The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment income and any net realized capital gains to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to shareholders.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Distributions from the Fund are not eligible for the dividends received deduction available to corporations. A portion of the Fund's distributions may be classified as a return of capital, which portion is generally not taxable to you.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to how long you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions and exchanges of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. Because REITs cannot provide complete information about the taxability of their distributions until after the end of the calendar year, the Trust plans to ask the Internal Revenue Service each year for an extension of time to issue Forms 1099-DIV ("1099s") for the Fund. If this request is approved, we expect to mail 1099s to Fund shareholders in non-retirement plan accounts prior to March 1 of each year.

The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. You should consult your tax advisor about the tax consequences of distributions from the Fund, redemptions and exchanges of Fund shares, and the use of the Automatic Withdrawal Plan.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
================================================================================
On each day that the Fund is open for business, the public offering price (NAV plus any applicable sales load) of each Class of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Fund will fluctuate with the value of the securities it holds.

FINANCIAL HIGHLIGHTS
================================================================================
The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The information for the periods ended prior to December 31, 2002 was audited by other independent public accountants. Information is not provided for Class R shares because the public offering of those shares has not commenced as of the date of this prospectus.


CLASS A

                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================================
                                                       YEAR        YEAR        YEAR         YEAR       PERIOD
                                                       ENDED       ENDED       ENDED        ENDED       ENDED
                                                     DEC.  31,   DEC.  31,    DEC. 31,     DEC. 31,    DEC. 31,
                                                       2002         2001        2000         1999       1998(A)
--------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........  $   8.63    $   8.14    $   6.80     $   7.75    $   10.00
                                                    --------    --------    --------     --------    ---------

Income (loss) from investment operations:
   Net investment income .........................      0.34        0.37        0.37         0.38         0.26
   Net realized and unrealized gains(losses)
    on investments ...............................     (0.07)       0.63        1.45        (0.85)       (2.20)
                                                    --------    --------    --------     --------    ---------
Total from investment operations .................      0.27        1.00        1.82        (0.47)       (1.94)
                                                    --------    --------    --------     --------    ---------

Less distributions:
   Dividends from net investment income ..........     (0.34)      (0.37)      (0.37)       (0.38)       (0.26)
   Distributions from net realized gains .........     (0.18)         --          --           --           --
   Return of capital .............................     (0.12)      (0.14)      (0.11)       (0.10)       (0.05)
                                                    --------    --------    --------     --------    ---------
Total distributions ..............................     (0.64)      (0.51)      (0.48)       (0.48)       (0.31)
                                                    --------    --------    --------     --------    ---------

Net asset value at end of period .................  $   8.26    $   8.63    $   8.14     $   6.80    $    7.75
                                                    ========    ========    ========     ========    =========


Total return(B) ..................................      2.97%      12.63%      27.56%       (6.24%)     (19.62%)(D)
                                                    ========    ========    ========     ========    =========


Net assets at end of period (000's) ..............  $ 93,545   $  74,470    $ 46,759     $ 19,281    $  11,986
                                                    ========    ========    ========     ========    =========


Ratio of net expenses to average net assets(C) ...      0.99%       0.99%       0.98         0.99%        0.99%(E)

Ratio of net investment income to average
 net assets ......................................      3.96%       4.61%       5.43         5.58%        5.33%(E)

Portfolio turnover rate ..........................        10%          5%          9%          17%           9%(E)




(A) Represents the period from the initial public offering of Class A shares (March 2, 1998) through December 31, 1998.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.38%, 1.26%, 1.44%, 2.11% and 3.30%(E) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

(D)  Not annualized.

(E)  Annualized.


CLASS B

                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================
                                                       YEAR        YEAR        YEAR         PERIOD
                                                       ENDED       ENDED       ENDED         ENDED
                                                   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                       2002         2001        2000         1999(A)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........  $   8.75    $   8.24    $   6.88     $   8.16
                                                    --------    --------    --------     --------

Income (loss) from investment operations:
  Net investment income ..........................      0.27        0.30        0.32         0.17
  Net realized and unrealized gains(losses)
   on investments ................................     (0.07)       0.66        1.46        (1.20)
                                                    --------    --------    --------     --------
Total from investment operations .................      0.20        0.96        1.78        (1.03)
                                                    --------    --------    --------     --------

Less distributions:
  Dividends from net investment income ...........     (0.27)      (0.30)      (0.32)       (0.17)
  Distributions from net realized gains ..........     (0.18)         --          --           --
  Return of capital ..............................     (0.13)      (0.15)      (0.10)       (0.08)
                                                    --------    --------    --------     --------
Total distributions ..............................     (0.58)      (0.45)      (0.42)       (0.25)
                                                    --------    --------    --------     --------

Net asset value at end of period .................  $   8.37    $   8.75    $   8.24     $   6.88
                                                    ========    ========    ========     ========


Total return(B) ..................................      2.13%      11.88%      26.48%      (12.73%)(D)
                                                    ========    ========    ========     ========


Net assets at end of period (000's) ..............  $ 18,880    $ 12,708    $  6,718     $  1,306
                                                    ========    ========    ========     ========


Ratio of net expenses to average
 net assets(C) ...................................      1.74%       1.74%       1.69%        1.72%(E)

Ratio of net investment income to
 average net assets ..............................      3.21%       3.86%       4.72%        5.77%(E)

Portfolio turnover rate ..........................        10%          5%          9%          17%(E)

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%, 2.01%, 2.26% and 3.28%(E) for the periods ended December 31, 2002, 2001, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.


CLASS C
                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================
                                                       YEAR        YEAR        YEAR         PERIOD
                                                       ENDED       ENDED       ENDED        ENDED
                                                   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                       2002         2001        2000         1999(A)
------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ...........  $   8.72    $   8.22    $   6.86     $   8.09
                                                    --------    --------    --------     --------

Income (loss) from investment operations:
  Net investment income ..........................      0.27        0.30        0.32         0.20
  Net realized and unrealized gains(losses)
   on investments ................................     (0.06)       0.65        1.46        (1.17)
                                                    --------    --------    --------     --------
Total from investment operations .................      0.21        0.95        1.78        (0.97)
                                                    --------    --------    --------     --------

Less distributions:
  Dividends from net investment income ...........     (0.27)      (0.30)      (0.32)       (0.20)
  Distributions from net realized gains ..........     (0.18)         --          --           --
  Return of capital ..............................     (0.13)      (0.15)      (0.10)       (0.06)
                                                    --------    --------    --------     --------
Total distributions ..............................     (0.58)      (0.45)      (0.42)       (0.26)
                                                    --------    --------    --------     --------

Net asset value at end of period .................  $   8.35    $   8.72    $   8.22     $   6.86
                                                    ========    ========    ========     ========


Total return(B) ..................................      2.25%      11.78%      26.63%      (12.06%)(D)
                                                    ========    ========    ========     ========



Net assets at end of period (000's) ..............  $ 19,350    $  9,339    $  4,121     $  1,275
                                                    ========    ========    ========     ========


Ratio of net expenses to average
 net assets(C) ...................................      1.74%       1.74%       1.68%        1.73%(E)

Ratio of net investment income to
 average net assets ..............................      3.21%       3.86%       4.73%        5.59%(E)

Portfolio turnover rate ..........................        10%          5%          9%          17%(E)


(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.99%, 2.01% 2.29% and 2.49%(E) for the periods ended December 31, 2002, 2001, 2000 and 1999, respectively.

(D)  Not annualized.

(E)  Annualized.

================================================================================
                            CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE  CAREFULLY  LIMIT AND CONTROL THE  SHARING OF YOUR  INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, subadvisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Wells Family of Real Estate Funds (the "Trust"), Wells Asset Management, Inc., the Trust's investment adviser, and Wells Investment Securities, Inc., the Trust's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-800-282-1581   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

================================================================================

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III        William H.  Keogler,  Jr.
John L. Bell            Donald S. Moss
Michael R. Buchanan     Walter W. Sessoms
Richard W. Carpenter    Neil H. Strickland
Bud Carter

INVESTMENT ADVISER                                WELLS S&P REIT
Wells Asset  Management, Inc.                     INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092                             Prospectus
                                                    July 15, 2003
SUB-ADVISER
Rydex Global Advisors                             CLASS A SHARES
9601 Blackwell Road, Suite 500                    CLASS B SHARES
Rockville, Maryland 20850                         CLASS C SHARES
                                                  CLASS R SHARES
UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT  AUDITORS
Ernst & Young, LLP
1300 Chiquita Center                                      [LOGO OMITTED]
250 East Fifth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-282-1581.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.
File No. 811-8355

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------
ACCOUNT APPLICATION

DO   NOT   USE   THIS  APPLICATION  TO
ESTABLISH A FUND INDIVIDUAL RETIREMENT
ACCOUNT.

PLEASE PRINT  CLEARLY ALL ITEMS EXCEPT
SIGNATURE.                                             W E L L S

TO   AVOID  HAVING  YOUR   APPLICATION                   S & P    [LOGO OMITTED]
RETURNED, PLEASE BE SURE TO COMPLETE
STEPS 1, 2 & 7.                                     REIT INDEX FUND

RETURN COMPLETED FORM WITH PAYMENT TO
THE FUND:

   P.O. BOX 46707, CINCINNATI,
   OHIO 45246-0707

FOR ASSISTANCE WITH OTHER FORMS,
PLEASE CALL US AT 1-800-282-1581.
--------------------------------------

================================================================================

--------------------------------------------------------------------------------
STEP 1: ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
1A.  CHECK ONE

[ ]  INDIVIDUAL

     ___________________________________________________________________________
                    Owner's Name (as you want it to appear)

DATE OF BIRTH OF OWNER _________________ / ___________________ /________________

OCCUPATION _____________________________________________________________________

EMPLOYER NAME / ADDRESS ________________________________________________________

CITIZENSHIP: [ ] U.S.  [ ] Other _______________________________________________
                           Specify Country (Non-resident aliens must provide IRS form W-8 and a copy of their passport.)

Are you an associated person of an NASD member? [ ] Yes  [ ] No

[ ]  JOINT ACCOUNT (CANNOT BE A MINOR)
     Joint owners have rights of survivorship, unless state laws regarding community property apply.

     ___________________________________________________________________________
                       Joint Owner's Name (if applicable)

DATE OF BIRTH OF JOINT OWNER _______________ / _______________ / _______________

OR
[ ]  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
     Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account

     ___________________________________________________________________________
            Name of Trust, Corporation, Partnership or other Entity

     If a Trust _________________________________________________ ______________
                   Name of Trustee(s) or Authorized Individual      Trust Date

OR

[ ]  GIFT/TRANSFER TO A MINOR (UGMA/UTMA)

     ________________________________________________________ as a custodian for
              Custodian's Name (only one permitted)

     __________________________________________ under the ___________ UGMA/UTMA.
         Minor's Name (only one permitted)                   State

     Minor's date of birth _____________________________________________________

1B.  TAXPAYER IDENTIFICATION NUMBER

                         __ __ __ - __ __ - __ __ __ __

     Owner's Social Security ID Number (use Minor's SSN for Custodial account)

                         __ __ __ - __ __ - __ __ __ __

                    Joint Owner's Social Security ID Number

1C.  MAILING ADDRESS AND TELEPHONE NUMBER

     ___________________________________________________________________________
     Number and Street

     ____________________________________________ ________________ _____________
     City                                         State            Zip

     ( _____ ) __________________________________ ( _____ ) ____________________
     Telephone Number                             Fax Number

--------------------------------------------------------------------------------
STEP 2: FUND SELECTION AND INITIAL INVESTMENT
--------------------------------------------------------------------------------

2A.  Indicate the amount for each share class selected.
     Please enclose one check for the total amount of your investment.($2,500 min.; $1,000 for tax-deferred retirement plans)

                                     AMOUNT                    AMOUNT

     Wells S&P              Class A $____________      Class C  $____________
     Reit Index Fund        Class B $____________      Class R* $____________

     Wells Money
     Market Account                 $____________

*Please see prospectus for eligibility requirements.

2B.  RIGHTS OF ACCUMULATION Please see prospectus for details.

[ ] My combined holdings in the Wells S&P Reit Index Fund Class A Shares may entitle me to a reduced sales charge. Applicable shareholder account numbers are:

Account # _____________________________ Account # ______________________________

Account # _____________________________ Account # ______________________________

2C. LETTER OF INTENT You may qualify for reduced sales charges if you plan to make additional investments within a 13-month period. Please see prospectus for qualifications.

[ ] I agree to the terms of the Letter of Intent set forth in the prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A Shares of Wells S&P Reit Index Fund an aggregate amount at least equal to that which is checked below.

[ ]  $50,000   [ ]  $100,000  [ ]  $250,000  [ ]  $500,000  [ ]  $1,000,000

2D.  SALES CHARGE WAIVER See current prospectus for eligibility requirements.

[ ]  Check if eligible for waiver and indicate investor category:

     ___________________________________________________________________________

--------------------------------------------------------------------------------
STEP 3: DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

YOUR DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED INTO YOUR ACCOUNT UNLESS YOU INDICATE OTHERWISE BELOW.

[ ] INCOME OPTION: Please distribute all income in cash, and reinvest my capital gains in additional shares of the Fund

[ ] CASH OPTION 1: Please distribute all income and capital gains in cash by check.

[ ] CASH OPTION 2: Please distribute all income and capital gains in cash directly to the bank account identified in Step 6.

--------------------------------------------------------------------------------
STEP 4: DUPLICATE STATEMENTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

Please send duplicate statements and confirmations to an address other than that listed in Section 1C (optional):

     ___________________________________________________________________________
     Name

     ___________________________________________________________________________
     Company Name

     ___________________________________________________________________________
     Street Address

     ____________________________________________ ________________ _____________
     City                                         State            Zip

================================================================================
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Please remember that any documents or information we gather in the verification process will be maintained in a confidential manner.
================================================================================

--------------------------------------------------------------------------------
STEP 5: ACCOUNT SERVICE OPTIONS
--------------------------------------------------------------------------------

5A.  PURCHASE OPTIONS

AUTOMATIC INVESTMENT PLAN* [ ] Yes  [ ] No

     Permits you to automatically invest in your Fund account through your bank account (You must complete Step 6.) Please indicate the amount and interval (monthly on the 15th, the last day of each month or both.) Minimum balance of $2,500 is required with $100 minimum for each monthly investment.

PLEASE MAKE MY AUTOMATIC INVESTMENT ON:
     [ ]  the last business day of each month
     [ ]  the 15th day of each month
     [ ]  both the 15th and last business day

AMOUNT $ _______________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Bi-Monthly

* This plan involves continuous investment, regardless of share price levels, and does not assure a profit or protect against a loss in declining markets.

5B.  REDEMPTION OPTION

BY ELECTRONIC TRANSFER (to your bank account) [ ] Yes  [ ] Decline

     If yes, you must complete bank information in Step 6 and select method of transfer.

[ ]  (ACH) Automated Clearing House or  [ ] WIRE

5C.  SYSTEMATIC WITHDRAWAL PLAN [ ] Yes  [ ] No
     Note: Account balance must be $5,000 or more to use this option. Minimum amount of withdrawal $50 per transaction. See prospectus for details.

AMOUNT $ _______________________________________________________________________

START MONTH ____________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Quarterly  [ ] Annually

SYSTEMATIC WITHDRAWAL PLAN PAYMENT METHOD OPTIONS:

[ ]  By check to address of record

[ ]  ACH (2-3 day free service to pay instructions in Step 6)

[ ]  Wire (Receiving bank may charge incoming wire fee)

--------------------------------------------------------------------------------
STEP 6: ELECTRONIC FUNDS TRANSFER INSTRUCTIONS
--------------------------------------------------------------------------------

ATTACH         By  attaching  a voided  check or deposit  slip below and signing
YOUR           Step 7 I authorize  credits/debits  to/from  this bank account in
VOIDED         conjunction with the account options  selected.  I understand for
CHECK          the selected  options  involving wire  transactions,  my bank may
HERE           charge me wire  fees.  I agree  that the Fund and its  agents may make  additional  attempts  to  debit/credit  my  account  if the
WE CANNOT initial attempt fails and that I will be liable for any ESTABLISH associated costs. All account options selected shall become part
THESE          of the terms, representations and conditions of this application.
SERVICES
WITHOUT IT.    _________________________________________________________________
               Signature(s) of depositor (if different from signature in Step 7)

               _________________________________________________________________
                         Signature of designated Co-Bank Account Owner

               THIS IS A:
               [ ] checking account  [ ] savings account

--------------------------------------------------------------------------------
STEP 7: SIGNATURES AND CERTIFICATIONS
--------------------------------------------------------------------------------

BY SIGNING BELOW, I CERTIFY THAT:

o I have received and read the current prospectus of the Wells S&P Reit Index Fund ( the "Fund Company") in which I am investing. I certify that I have the authority and legal capacity to make this purchase in this account, and that I am of legal age in my state of residence.

o I agree to read the prospectus for any Fund into which I request an exchange. I understand that the terms, representations and conditions in this application and the prospectus as amended from time to time, will apply to this account and any account established at a later date.

o I authorize the Fund Company and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with procedures described in the prospectus for this account or any account into which exchanges are made. I authorize the registered representative assigned to my account to have access to my account and to act on my behalf with respect to my account. I agree that neither the Fund Company nor any of its agents will be liable for any loss, cost or expense for acting on such instructions.

o The Fund Company can redeem shares from my account(s) to reimburse for any loss due to non-payment or other indebtedness.

UNDER PENALTY OF PERJURY, I CERTIFY THAT:
1.   I am a U.S. person (including a U.S. resident alien).
2.   The Taxpayer Identification Number shown on this application is correct.
3. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends.

CROSS OUT ITEM 3 IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

--------------------------------------------------------------------------------
                       EACH ACCOUNT OWNER MUST SIGN HERE

___________________________________________________________ ____________________
Signature of Owner, Trustee or Custodian                    Date

___________________________________________________________ ____________________
Signature of Joint Owner or Co-Trustee (if any)             Date
--------------------------------------------------------------------------------

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
STEP 8: INVESTMENT BROKER/DEALER
--------------------------------------------------------------------------------

IMPORTANT: To be completed by broker/dealer representative. Registered Reps must complete Step 4 for duplicate statement and confirmations to be sent to your office. (Broker/Dealer must have approved agreement with the Fund distributor).

     ___________________________________________________________________________
     Broker/Dealer Firm Name                                Dealer #

     ___________________________________________________________________________
     Representative's Name      Rep #       Branch #        Rep Telephone Number

     ___________________________________________________________________________
     Rep Office Street Address              Rep Office City/State/Zip

     ___________________________________________________________________________
     Authorized Signature

PLEASE RETURN APPLICATION AND CHECK MADE PAYABLE TO:

                           WELLS S&P REIT INDEX FUND
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

THANK YOU FOR YOUR INVESTMENT. YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT, SHARES PURCHASED AND PRICE PAID PER SHARE. FOR ASSISTANCE CALL 1-800-282-1581.

                                                                      PROSPECTUS
                                                                   July 15, 2003



                       WELLS FAMILY OF REAL ESTATE FUNDS
                      6200 The Corners Parkway, Suite 250
                             Atlanta, Georgia 30092

                           WELLS S&P REIT INDEX FUND

                                 Class I Shares

================================================================================

The Wells S&P REIT Index Fund (the "Fund"), a series of the Wells Family of Real Estate Funds, seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index by investing in the stocks included in the Index.

Wells Asset Management, Inc. (the "Adviser") serves as the investment manager to the Fund. PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), manages the Fund's investments under the supervision of the Adviser.

This Prospectus offers Class I shares only. The Fund offers four other Classes of shares (Class A, B, C and R), each with a different combination of sales loads, ongoing fees and different features. Please call 800-282-1581 to obtain a prospectus for these other classes.

This Prospectus has information about the Wells S&P REIT Index Fund that you should know before investing. You should read this Prospectus and keep it for future reference.



                               TABLE OF CONTENTS
================================================================================

Risk/Return Summary .......................................................    2

Expense Information .......................................................    4

Investment Objective, Investment Strategies and Risk Considerations .......    5

Operation of the Fund .....................................................    7

Buying Fund Shares ........................................................    8

Redeeming Your Shares .....................................................   10

Dividends and Distributions ...............................................   12

Taxes .....................................................................   12

Calculation of Share Price ................................................   13

Customer Privacy Policy ...................................................   15

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
================================================================================
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the "S&P REIT Index" or the "Index").

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Normally, at least 95% of the Fund's total assets are invested in the stocks included in the S&P REIT Index. The Fund will invest in stocks represented in the Index in proportions substantially similar to the Index. The Fund is normally invested in all of the stocks which comprise the Index, except when changes are made to the Index itself.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The Fund's investment return and net asset value will fluctuate, and when you sell shares you may receive more or less than the amount you paid for them. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is subject to, among other risks:

     MARKET RISK -- Stock prices, including prices of REIT stocks, may decline over short or extended periods. In a declining stock market, stock prices for all REITs may decline, regardless of any one company's prospects. As a result, the Fund may also decline in a declining stock market.

     REAL ESTATE INDUSTRY RISK -- When profits, revenues, or the value of real estate property owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Therefore, the Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which include, without limitation:

     o    possible declines in the value of real estate
     o    adverse general and local economic conditions
     o    possible lack of availability of mortgage funds
     o    overbuilding in a REIT's market
     o    changes in interest rates
     o    environmental problems

     REIT INVESTMENT RISK -- In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

     INTEREST RATE RISK -- Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

     INVESTMENT COMPETITION RISK -- REITs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Fund may decline in value.

     INDUSTRY CONCENTRATION RISK -- The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.

PERFORMANCE SUMMARY

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing:

     --  the changes in the Fund's performance from year to year, and

     -- how the Fund's average annual returns compare with those of the Index it tracks.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.




[GRAPHIC OMITTED]

                              CLASS C PERFORMANCE*

                             2000     2001     2002

                            26.63%   11.78%    2.25%


During the period shown in the bar chart, the highest return for a quarter was 10.47% during the quarter ended June 30, 2001 and the lowest return for a quarter was -9.14% during the quarter ended September 30, 2002.

The year-to-date return of the Fund's Class C shares through June 30, 2003 is 12.63%

* The impact of taxes and sales loads are not reflected in the bar chart; if reflected, returns would be lower than those shown. Class I shares have no previous performance history to report. The returns above are for Class C shares, which are not offered in this Prospectus, but would have substantially similar returns because Class I shares are invested in the same portfolio of securities. The annual returns of Class I shares would differ from the performance of Class C shares only to the extent that the Classes do not have the same expenses.

       AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2002)

The table below shows how the average annual total returns of the Fund's Class C shares compare with those of the S&P REIT Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                         One Year         Since Inception*
                                         --------         ----------------
Class C Shares
  Return Before Taxes                       1.29%              6.81%
  Return After Taxes on Distributions      -0.31%              5.16%
  Return After Taxes on Distributions
    and Sale of Fund Shares                 1.22%              4.71%
S&P REIT Index**                            4.05%              3.66%

*    The initial public offering of Class C shares commenced on March 5, 1999.

**   Reflects no deduction for fees, expenses or taxes.


EXPENSE INFORMATION
================================================================================
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                 CLASS I
                                                                 SHARES
                                                                 -------


Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price) ...........................   None

Maximum Contingent Deferred Sales Charge (Load)
 (as a percentage of original purchase price, or
  the amount redeemed, whichever is less) ......................   None

Sales Charge (Load) Imposed on Reinvested Dividends ............   None

Redemption Fee .................................................   None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                                 CLASS I
                                                                 SHARES
                                                                 -------

Management Fees ................................................    .50%

Distribution (12b-1) Fees ......................................    None

Other Expenses* ................................................    .24%
                                                                 -------
Total Annual Fund Operating Expenses ...........................    .74%
                                                                 =======

*    Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year         3 Years         5 Years         10 Years
                      ------         -------         -------         --------
Class I Shares         $ 76          $  237           $  411          $  918

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES
AND RISK CONSIDERATIONS
================================================================================
INVESTMENT OBJECTIVE

The Fund seeks to provide investment results corresponding to the performance of the S&P REIT Index by investing in the stocks included in the Index.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to duplicate the investment results of the S&P REIT Index. The Index is made up of approximately 100 stocks which constitute a representative sample of all U.S. publicly traded Real Estate Investment Trusts.

The Fund is not actively managed by investment advisers who buy and sell securities based on research and analysis. Instead, the Fund is "passively managed," where the investment advisers attempt to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and index performance correlation (an index fund is expected to move in the same direction -- up or down -- as its target index).

To be included in the Index, a REIT must be traded on a major U.S. stock exchange. As of December 31, 2002, 100 REITs were included in the Index. The Index is rebalanced every calendar quarter as well as each time that a REIT is removed from the Index because of corporate activity such as a merger, acquisition, leveraged buyout, bankruptcy, IRS removal of REIT status, fundamental change in business, or a change in shares outstanding.

WHAT IS A REIT?

A Real Estate Investment Trust ("REIT") is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly or the ability of the Index to track the market performance of real estate investment trusts. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P REIT Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the purchasers of the Fund into consideration in determining, composing or calculating the REIT Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Fund, in the timing of the issuance or sale of the shares of the Fund, or in the determination or calculation of the equation by which the shares of the Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PURCHASERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Under normal market conditions, at least 95% of the Fund's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Fund's assets invested in each stock held in the Fund's portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Fund invests approximately 2% of its assets in the stock. The Fund will normally be invested in all of the stocks which comprise the S&P REIT Index, except when changes are made to the Index itself. As of March 31, 2003, the Index includes approximately 95% equity REITs, 1% mortgage REITs and 4% hybrid REITs; however, these percentages are subject to change at any time at the discretion of S&P. The Sub-Adviser monitors daily the composition of the Index and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index.

The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Fund consistently fails to achieve its targeted correlation, the Fund will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

INVESTMENT RISKS

There is no assurance that the Fund's investment objective will be met. Generally, if the securities owned by the Fund increase in value, the value of the shares of the Fund which you own will increase. Similarly, if the securities owned by the Fund decrease in value, the value of your shares will also decline. In this way, you participate in any change in the value of the securities owned by the Fund.

An investment in the Fund is subject to numerous risks. Descriptions of the principal risks of an investment in the Fund, including, without limitation, a discussion of Real Estate Industry Risks and REIT Investment Risks, appears on page 2 of this Prospectus.

OPERATION OF THE FUND
================================================================================
The Fund is a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Trust's Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

The Trust retains Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells, III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Fund pays the Adviser a fee at the annual rate of .50% of the average value of its daily net assets.

PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the "Sub-Adviser"), 9601 Blackwell Road, Suite 500, Rockville, Maryland, has been retained by the Adviser to manage the Fund's investments. The Adviser (not the Fund) pays the Sub-Adviser a fee for its services to the Fund at the annual rate of .20% of the Fund's average daily net assets up to $100 million, .15% of the next $400 million of such assets, and .10% of such assets in excess of $500 million, subject to a minimum fee of $10,000 per month. The Sub-Adviser has been managing assets for institutional investors since 1993. The Sub-Adviser has approximately 10 years of experience in managing mutual fund portfolios which correlate to an index.

Wells Investment Securities, Inc. (the "Underwriter") serves as the primary agent for the distribution of shares of the Fund. The Underwriter is an affiliate of the Adviser by reason of common ownership. Leo F. Wells, III, President and a Trustee of the Trust, is also President and the controlling shareholder of the Underwriter.

ADMINISTRATIVE PROCEEDING. NASD, Inc. ("NASD") has determined to institute an enforcement action against the Underwriter and Leo F. Wells, III, in his capacity as registered principal of the Underwriter, for alleged NASD Rule violations relating to the educational and due diligence conferences sponsored by the Underwriter in 2001 and 2002.

On June 6, 2003, the enforcement division of the NASD informed the Underwriter and Mr. Wells that the NASD has made a determination to institute disciplinary proceedings against them for alleged violations of various NASD Conduct Rules entirely related to providing non-cash compensation of more than $100 to associated persons of NASD member firms in connection with their attendance at the annual educational and due diligence conferences sponsored by the Underwriter in 2001 and 2002.

While the NASD has not yet instituted a formal action against the Underwriter or Mr. Wells and, in its notice, only cited alleged rule violations in general terms, the Underwriter and Mr. Wells are in the process of ascertaining the specific factual details forming the basis for these allegations. Based upon what the Underwriter knows at this time, however, it believes that the alleged rule violations relate primarily to (1) the failure to obtain full reimbursement from some of the registered representatives for travel expenses of guests and the cost of golf in connection with attendance at the Wells 2001 educational conference, and (2) the payment for meals of guests of attendees at the Wells 2001 and 2002 educational conferences. The Underwriter is unable to predict at this time, however, the potential outcome of any such enforcement action against the Underwriter and Mr. Wells or the potential effect such an enforcement action may have on the Fund's distribution activities.

BUYING FUND SHARES
================================================================================
You may open an account with the Fund by investing at least the minimum amount required for the type of account you open. You may invest additional amounts in an existing account at any time. Several different account options and minimum investment amounts options are detailed below.

--------------------------------------------------------------------------------
                                ACCOUNT OPTIONS

Regular Accounts
----------------
Tax-Deferred Retirement Plans
-----------------------------

TRADITIONAL IRA
Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made.

SPOUSAL IRA
An IRA in the name of a non-working spouse by a working spouse.

ROTH IRA
An IRA with tax free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.

You may also open accounts for:

o    Keogh Plans for self-employed individuals

o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

o Coverdell Education Savings Accounts for funding a child's eligible education expenses

--------------------------------------------------------------------------------

                               MINIMUM INVESTMENT
                                  REQUIREMENTS

                                     Initial        Additional
                                     -------        ----------
Regular Accounts                     $2,500            None

Tax-Deferred
Retirement Plans                     $1,000            None

Automatic Investment
Plans:

Regular Accounts                     $2,500            $100

Tax-Deferred
Retirement Plans                     $1,000            $100

Automatic Investment Plans
--------------------------
You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th, the last business day of the month or both. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

You may also purchase shares of the Fund through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

--------------------------------------------------------------------------------

Class I shares are not subject to any front-end sales loads or contingent deferred sales loads, nor are they subject to a 12b-1 fee. Class I shares are available only to clients of financial intermediaries that charge an asset management fee and only if clients of the financial intermediary have invested in the aggregate $2 million or more in Class I shares. The Fund offers four other Classes of shares; if you do not qualify for the purchase of Class I shares, please call 800-282-1581 to obtain a prospectus offering shares of these other Classes.

OPENING A NEW ACCOUNT. To open an account with us, please follow the steps outlined below.

1.   Complete the enclosed Account Application.

2.   Write a check for your initial investment to "Wells S&P REIT Index Fund."

3. Mail your completed Account Application and your check to the following address:

                           WELLS S&P REIT INDEX FUND
                        c/o ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

You may also establish an account through your financial representative, investment adviser or other financial intermediary. Since your financial representative may charge you fees for his or her services other than those described in this Prospectus, you should ask your financial representative about fees before investing.

ADDING TO YOUR ACCOUNT. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your financial representative (ask your financial representative about any fees for his or her services). Additional purchase requests must include your name and account number to ensure proper crediting. Use the address above for additional purchases by mail, and call us c/o our transfer agent, Ultimus Fund Solutions, at 800-282-1581 for wiring instructions.

OTHER INFORMATION. In connection with all purchases of Fund shares, we observe the following policies and procedures:

o We price direct purchases based on the next share price (net asset value) computed after your order is received. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's share price. Purchase orders received by your financial representative prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Transfer Agent by 5:00 p.m., Eastern time, that day are confirmed at the share price determined as of the close of the regular session of trading on the New York Stock Exchange on that day.

o    We do not accept third party checks for any investments.

o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

o    We may refuse to accept any purchase request for any reason or no reason.

o We mail you confirmations of all your purchases or redemptions of Fund shares.

o    Certificates representing shares are not issued.

o We may bar excessive traders from purchasing shares. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses.

o If your order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

o There is no fee for purchases made by wire, but we may charge you for this service upon thirty days prior notice.

The Fund's Account Application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

EXCHANGE PRIVILEGE

Shares of the Fund and shares held in a Wells Money Market omnibus account in the Money Market Portfolio (a series of Premier Money Market Shares) may be exchanged for each other.

You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt Fund performance. If you exceed that limit, the Fund or the Underwriter, in its sole discretion, may reject any further exchange orders.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined net asset value after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Money Market Portfolio.

REDEEMING YOUR SHARES
================================================================================
To redeem your shares, send a written request to us c/o our Transfer Agent, with your name, account number and the amount you wish to redeem. You must sign your request exactly as your name appears on the Fund's account records. Mail your written redemption request to:

                           WELLS S&P REIT INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

If you would like your redemption proceeds deposited free of charge directly into your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction, contact the Transfer Agent for more information.

We redeem shares based on the current NAV on the day we receive a valid request for redemption.

--------------------------------------------------------------------------------
A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us with any questions to ensure that your signature guarantee will be processed.
--------------------------------------------------------------------------------

You may also place a wire redemption request through your financial representative to redeem your shares. Your financial representative is responsible for ensuring that redemption requests are transmitted to us in proper form in a timely manner. Your financial representative may charge you additional or different fees for redeeming shares than those described in this Prospectus. Your bank or financial representative may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address designated on your account.

If the shares to be redeemed over any 30-day period have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

ADDITIONAL INFORMATION ABOUT ACCOUNTS AND REDEMPTIONS

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, we may ask that you increase your account balance if your account falls below $2,500 (or $1,000 for a retirement account). If the account remains under $2,500 (or $1,000 for a retirement account) thirty days after we notify you, we may close your account and send you the proceeds, less any applicable sales load.

AUTOMATIC WITHDRAWAL PLAN. If your account's value is at least $5,000, you may be eligible for our automatic withdrawal plan that allows you to withdraw a fixed amount from your account each month, quarter or year. Under the plan, we send the proceeds either to you or to another person you designate. Each withdrawal must be $50 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the automatic withdrawal plan.

OTHER INFORMATION. In connection with all redemptions of Fund shares, we observe the following policies and procedures:

o We may refuse any redemption request involving recently purchased shares until your check for the recently purchased shares has cleared. To eliminate this delay, you may purchase shares of the Fund by certified check or by wire transfer from your bank.

o We may delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request).

o We may process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as a "redemption in kind"). See the Statement of Additional Information for further information.

DIVIDENDS AND DISTRIBUTIONS
================================================================================
The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

You should indicate your choice of option on your application. If no option is selected, distributions will automatically be reinvested in additional shares of the Fund (see "Share Option" below). All distributions will be based on the NAV in effect on the payable date.

--------------------------------------------------------------------------------
Distributions are paid according to the following options:

     SHARE OPTION  --  income  distributions  and  capital  gains  distributions reinvested in additional shares without a sales load.

     INCOME OPTION --  income   distributions   paid   in  cash;  capital  gains
                       distributions reinvested in additional shares without a sales load.

     CASH OPTION   --  income  distributions  and  capital  gains  distributions paid in cash.

If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

If you have received in cash any dividend or capital gains distribution from the Fund, you may return the distribution to the Fund within thirty days of the distribution date for reinvestment at the NAV next determined after its return. You or your dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

TAXES
================================================================================
The Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment income and any net realized capital gains to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to shareholders.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Distributions from the Fund are not eligible for the dividends received deduction available to corporations. A portion of the Fund's distributions may be classified as a return of capital, which portion is generally not taxable to you.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to how long you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions and exchanges of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. Because REITs cannot provide complete information about the taxability of their distributions until after the end of the calendar year, the Trust plans to ask the Internal Revenue Service each year for an extension of time to issue Forms 1099-DIV ("1099s") for the Fund. If this request is approved, we expect to mail 1099s to Fund shareholders in non-retirement plan accounts prior to March 1 of each year.

The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. You should consult your tax advisor about the tax consequences of distributions from the Fund, redemptions and exchanges of Fund shares, and the use of the Automatic Withdrawal Plan.

CALCULATION OF SHARE PRICE
================================================================================
On each day that the Fund is open for business, the share price (NAV) of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Fund is open for business on each day the New York Stock Exchange is open for business. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Fund will fluctuate with the value of the securities it holds.

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14

================================================================================
                            CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE  CAREFULLY  LIMIT AND CONTROL THE  SHARING OF YOUR  INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, subadvisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Wells Family of Real Estate Funds (the "Trust"), Wells Asset Management, Inc., the Trust's investment adviser, and Wells Investment Securities, Inc., the Trust's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-800-282-1581   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

================================================================================

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III        William H.  Keogler,  Jr.
John L. Bell            Donald S. Moss
Michael R. Buchanan     Walter W. Sessoms
Richard W. Carpenter    Neil H. Strickland
Bud Carter

INVESTMENT ADVISER                                WELLS S&P REIT
Wells Asset  Management, Inc.                     INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta,  Georgia 30092                             Prospectus
                                                    July 15, 2003
SUB-ADVISER
Rydex Global Advisors                             CLASS I SHARES
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT  AUDITORS
Ernst & Young, LLP
1300 Chiquita Center                                      [LOGO OMITTED]
250 East Fifth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-282-1581.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.
File No. 811-8355

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------
ACCOUNT APPLICATION

DO   NOT   USE   THIS  APPLICATION  TO
ESTABLISH A FUND INDIVIDUAL RETIREMENT
ACCOUNT.

PLEASE PRINT  CLEARLY ALL ITEMS EXCEPT
SIGNATURE.                                             W E L L S

TO   AVOID  HAVING  YOUR   APPLICATION                   S & P    [LOGO OMITTED]
RETURNED, PLEASE BE SURE TO COMPLETE
STEPS 1, 2 & 7.                                     REIT INDEX FUND

RETURN COMPLETED FORM WITH PAYMENT TO
THE FUND:

   P.O. BOX 46707, CINCINNATI,
   OHIO 45246-0707

FOR ASSISTANCE WITH OTHER FORMS,
PLEASE CALL US AT 1-800-282-1581.
--------------------------------------

================================================================================

--------------------------------------------------------------------------------
STEP 1: ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
1A.  CHECK ONE

[ ]  INDIVIDUAL

     ___________________________________________________________________________
                    Owner's Name (as you want it to appear)

DATE OF BIRTH OF OWNER _________________ / ___________________ /________________

OCCUPATION _____________________________________________________________________

EMPLOYER NAME / ADDRESS ________________________________________________________

CITIZENSHIP: [ ] U.S.  [ ] Other _______________________________________________
                           Specify Country (Non-resident aliens must provide IRS form W-8 and a copy of their passport.)

Are you an associated person of an NASD member? [ ] Yes  [ ] No

[ ]  JOINT ACCOUNT (CANNOT BE A MINOR)
     Joint owners have rights of survivorship, unless state laws regarding community property apply.

     ___________________________________________________________________________
                       Joint Owner's Name (if applicable)

DATE OF BIRTH OF JOINT OWNER _______________ / _______________ / _______________

OR
[ ]  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
     Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account

     ___________________________________________________________________________
            Name of Trust, Corporation, Partnership or other Entity

     If a Trust _________________________________________________ ______________
                   Name of Trustee(s) or Authorized Individual      Trust Date

OR

[ ]  GIFT/TRANSFER TO A MINOR (UGMA/UTMA)

     ________________________________________________________ as a custodian for
              Custodian's Name (only one permitted)

     __________________________________________ under the ___________ UGMA/UTMA.
         Minor's Name (only one permitted)                   State

     Minor's date of birth _____________________________________________________

1B.  TAXPAYER IDENTIFICATION NUMBER

                         __ __ __ - __ __ - __ __ __ __

     Owner's Social Security ID Number (use Minor's SSN for Custodial account)

                         __ __ __ - __ __ - __ __ __ __

                    Joint Owner's Social Security ID Number

1C.  MAILING ADDRESS AND TELEPHONE NUMBER

     ___________________________________________________________________________
     Number and Street

     ____________________________________________ ________________ _____________
     City                                         State            Zip

     ( _____ ) __________________________________ ( _____ ) ____________________
     Telephone Number                             Fax Number

--------------------------------------------------------------------------------
STEP 2: FUND SELECTION AND INITIAL INVESTMENT
--------------------------------------------------------------------------------

Indicate the amount for each share class selected.
Please enclose one check for the total amount of your investment. ($2,500 min.; $1,000 for tax-deferred retirement plans)

                                              AMOUNT

     Wells S&P Reit Index (Class I)       $____________

     Wells Money Market Account           $____________

Please see prospectus for eligibility requirements.

--------------------------------------------------------------------------------
STEP 3: DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------

YOUR DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED INTO YOUR ACCOUNT UNLESS YOU INDICATE OTHERWISE BELOW.

[ ] INCOME OPTION: Please distribute all income in cash, and reinvest my capital gains in additional shares of the Fund

[ ] CASH OPTION 1: Please distribute all income and capital gains in cash by check.

[ ] CASH OPTION 2: Please distribute all income and capital gains in cash directly to the bank account identified in Step 6.

--------------------------------------------------------------------------------
STEP 4: DUPLICATE STATEMENTS AND CONFIRMATIONS
--------------------------------------------------------------------------------

Please send duplicate statements and confirmations to an address other than that listed in Section 1C (optional):

     ___________________________________________________________________________
     Name

     ___________________________________________________________________________
     Company Name

     ___________________________________________________________________________
     Street Address

     ____________________________________________ ________________ _____________
     City                                         State            Zip

================================================================================
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Please remember that any documents or information we gather in the verification process will be maintained in a confidential manner.
================================================================================

--------------------------------------------------------------------------------
STEP 5: ACCOUNT SERVICE OPTIONS
--------------------------------------------------------------------------------

5A.  PURCHASE OPTIONS

AUTOMATIC INVESTMENT PLAN* [ ] Yes  [ ] No

     Permits you to automatically invest in your Fund account through your bank account (You must complete Step 6.) Please indicate the amount and interval (monthly on the 15th, the last day of each month or both.) Minimum balance of $2,500 is required with $100 minimum for each monthly investment.

PLEASE MAKE MY AUTOMATIC INVESTMENT ON:
     [ ]  the last business day of each month
     [ ]  the 15th day of each month
     [ ]  both the 15th and last business day

AMOUNT $ _______________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Bi-Monthly

* This plan involves continuous investment, regardless of share price levels, and does not assure a profit or protect against a loss in declining markets.

5B.  REDEMPTION OPTION

BY ELECTRONIC TRANSFER (to your bank account) [ ] Yes  [ ] Decline

     If yes, you must complete bank information in Step 6 and select method of transfer.

[ ]  (ACH) Automated Clearing House or  [ ] WIRE

5C.  SYSTEMATIC WITHDRAWAL PLAN [ ] Yes  [ ] No
     Note: Account balance must be $5,000 or more to use this option. Minimum amount of withdrawal $50 per transaction. See prospectus for details.

AMOUNT $ _______________________________________________________________________

START MONTH ____________________________________________________________________

CHECK ONE INTERVAL: [ ] Monthly  [ ] Quarterly  [ ] Annually

SYSTEMATIC WITHDRAWAL PLAN PAYMENT METHOD OPTIONS:

[ ]  By check to address of record

[ ]  ACH (2-3 day free service to pay instructions in Step 6)

[ ]  Wire (Receiving bank may charge incoming wire fee)

--------------------------------------------------------------------------------
STEP 6: ELECTRONIC FUNDS TRANSFER INSTRUCTIONS
--------------------------------------------------------------------------------

ATTACH         By  attaching  a voided  check or deposit  slip below and signing
YOUR           Step 7 I authorize  credits/debits  to/from  this bank account in
VOIDED         conjunction with the account options  selected.  I understand for
CHECK          the selected  options  involving wire  transactions,  my bank may
HERE           charge me wire  fees.  I agree  that the Fund and its  agents may make  additional  attempts  to  debit/credit  my  account  if the
WE CANNOT initial attempt fails and that I will be liable for any ESTABLISH associated costs. All account options selected shall become part
THESE          of the terms, representations and conditions of this application.
SERVICES
WITHOUT IT.    _________________________________________________________________
               Signature(s) of depositor (if different from signature in Step 7)

               _________________________________________________________________
                         Signature of designated Co-Bank Account Owner

               THIS IS A:
               [ ] checking account  [ ] savings account

--------------------------------------------------------------------------------
STEP 7: SIGNATURES AND CERTIFICATIONS
--------------------------------------------------------------------------------

BY SIGNING BELOW, I CERTIFY THAT:

o I have received and read the current prospectus of the Wells S&P Reit Index Fund ( the "Fund Company") in which I am investing. I certify that I have the authority and legal capacity to make this purchase in this account, and that I am of legal age in my state of residence.

o I agree to read the prospectus for any Fund into which I request an exchange. I understand that the terms, representations and conditions in this application and the prospectus as amended from time to time, will apply to this account and any account established at a later date.

o I authorize the Fund Company and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with procedures described in the prospectus for this account or any account into which exchanges are made. I authorize the registered representative assigned to my account to have access to my account and to act on my behalf with respect to my account. I agree that neither the Fund Company nor any of its agents will be liable for any loss, cost or expense for acting on such instructions.

o The Fund Company can redeem shares from my account(s) to reimburse for any loss due to non-payment or other indebtedness.

UNDER PENALTY OF PERJURY, I CERTIFY THAT:
1.   I am a U.S. person (including a U.S. resident alien).
2.   The Taxpayer Identification Number shown on this application is correct.
3. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends.

CROSS OUT ITEM 3 IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

--------------------------------------------------------------------------------
                       EACH ACCOUNT OWNER MUST SIGN HERE

___________________________________________________________ ____________________
Signature of Owner, Trustee or Custodian                    Date

___________________________________________________________ ____________________
Signature of Joint Owner or Co-Trustee (if any)             Date
--------------------------------------------------------------------------------

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
STEP 8: INVESTMENT BROKER/DEALER
--------------------------------------------------------------------------------

IMPORTANT: To be completed by broker/dealer representative. Registered Reps must complete Step 4 for duplicate statement and confirmations to be sent to your office. (Broker/Dealer must have approved agreement with the Fund distributor).

     ___________________________________________________________________________
     Broker/Dealer Firm Name                                Dealer #

     ___________________________________________________________________________
     Representative's Name      Rep #       Branch #        Rep Telephone Number

     ___________________________________________________________________________
     Rep Office Street Address              Rep Office City/State/Zip

     ___________________________________________________________________________
     Authorized Signature

PLEASE RETURN APPLICATION AND CHECK MADE PAYABLE TO:

                           WELLS S&P REIT INDEX FUND
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

THANK YOU FOR YOUR INVESTMENT. YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT, SHARES PURCHASED AND PRICE PAID PER SHARE. FOR ASSISTANCE CALL 1-800-282-1581.

                        WELLS FAMILY OF REAL ESTATE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION



                                  JULY 15, 2003


                            WELLS S&P REIT INDEX FUND



     This Statement of Additional Information supplements the Prospectus offering shares of the Wells S&P REIT Index Fund (the "Fund"). The Fund is a series of Wells Family of Real Estate Funds (the "Trust"), a registered open-end, diversified management investment company. This Statement of Additional Information, which is incorporated by reference in its entirety into the Prospectus, should be read only in conjunction with the Prospectus for the Fund, dated July 15, 2003, as it may from time to time be revised.

     Because this Statement of Additional Information is not a prospectus, no investment in shares of the Fund should be made solely on the basis of the information contained herein. It should be read in conjunction with the Prospectus of the Fund. A copy of the Fund's Prospectus may be obtained by writing the Fund at 6200 The Corners Parkway, Suite 250, Atlanta, Georgia 30092, or by calling the Fund toll-free at 800-282-1581. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                        Wells Family of Real Estate Funds
                            6200 The Corners Parkway
                             Atlanta, Georgia 30092

                                TABLE OF CONTENTS
                                -----------------

TRUST .......................................................................  3

INVESTMENT POLICIES AND RISK CONSIDERATIONS .................................  4

INVESTMENT LIMITATIONS ......................................................  6

TRUSTEES AND OFFICERS .......................................................  7

THE INVESTMENT ADVISER ...................................................... 11

THE SUB-ADVISER ............................................................. 13

THE UNDERWRITER ............................................................. 14

DISTRIBUTION PLANS .......................................................... 14

SECURITIES TRANSACTIONS ..................................................... 16

PORTFOLIO TURNOVER .......................................................... 18

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE ........................ 18

PURCHASES AND REDEMPTIONS OF SHARES ......................................... 19

TAXES ....................................................................... 20

HISTORICAL PERFORMANCE INFORMATION .......................................... 21

PRINCIPAL SECURITY HOLDERS .................................................. 25

CUSTODIAN ................................................................... 25

AUDITORS .................................................................... 25

LEGAL COUNSEL ............................................................... 25

TRANSFER AGENT .............................................................. 25

FINANCIAL STATEMENTS ........................................................ 26

THE TRUST
---------

     Wells Family of Real Estate Funds (the "Trust"), an open-end, diversified management investment company, was organized as an Ohio business trust on June 6, 1997. The Trust currently offers one series of shares to investors, the Wells S&P REIT Index Fund (the "Fund").

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund is not required to hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into greater or lesser number or shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Each Class of shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (1) the Classes bear differing levels of sales loads and expenses; (2) Class B shares automatically convert to Class A shares after approximately 8 years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries (see the current Class I Prospectus for a detailed description of eligibility requirements); (4) Class R shares are available for purchase only by qualified retirement plans and certain other investors (see the current Prospectus which offers Class A, B, C and R for a detailed description of eligibility requirements); (5) certain Class specific expenses will be borne solely by the Class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (6) each Class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

INVESTMENT POLICIES AND RISK CONSIDERATIONS
-------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

     The majority of these transactions run day-to-day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the investment adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

     DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. government securities, as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"), and shares of money market investment companies. BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The investment adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. The Fund may invest in SHARES OF MONEY MARKET INVESTMENT COMPANIES to the extent permitted by the 1940 Act. Investments by the Fund in shares of other investment companies may result in duplication of advisory and administrative fees and other expenses.

     U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. government such as obligations of the Government National Mortgage Association, as well as securities issued or guaranteed as to interest and principal by U.S. government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Federal Farm Credit Banks, the Federal Home Loans Banks, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government-sponsored entities are supported by the full faith and credit of the U.S. government, several are supported by the right of the issuer to borrow from the U.S. government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. government does not extend to the yield or value of the U.S. government securities held by the Fund or to the Fund's shares.

     BORROWING AND PLEDGING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while borrowings are outstanding. The Fund may pledge assets in connection with borrowing but will not pledge more than one-third of its total assets.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. For purposes of the discussion of these fundamental investment limitations only, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Fund.

     Under these fundamental limitations, the Fund MAY NOT:

(1) Issue senior securities, pledge its assets or borrow money, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) in order to meet redemption requests that might otherwise require untimely disposition of portfolio securities if, immediately after such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities (excluding all borrowings), is equal to at least 300% of the aggregate amount of borrowings then outstanding, and may pledge its assets to secure all such borrowings;

(2) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws in connection with the disposition of portfolio securities;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance for transactions);

(4) Make short sales of securities or maintain a short position, except short sales "against the box";

(5) Make loans of money or securities, except that the Fund may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities;

(6)  Write,  purchase  or  sell  commodities,   commodities  contracts,  futures
     contracts or related options;

(7) Invest more than 25% of its total assets in the securities of issuers in any particular industry (other than securities of the United States government, its agencies or instrumentalities), except that the Fund will invest at least 25% of its assets in securities of issuers in the real estate industry;

(8) Invest for the purpose of exercising control or management of another issuer;

(9) Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(10) Invest in  interests  in real  estate or real estate  limited  partnerships
     (although it may invest in real estate investment trusts and purchase securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(11) Invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale and (b) repurchase agreements not terminable within seven days; or

(12) Purchase the securities of any issuer if such purchase at the time thereof would cause less than 75% of the value of the total assets of the Fund to be invested in cash and cash items (including receivables), securities issued by the U.S. government, it agencies or instrumentalities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Fund as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Trust does not presently intend to pledge the assets of the Fund as described above in investment limitation 1. The Fund has never made, nor does it presently intend to make, short sales of securities "against the box" as described above in investment limitation 4. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

     Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually. The following is a list of the Trustees and executive officers of the Trust. Each Trustee is a member of the Board of Directors of Wells Real Estate Investment Trust, Inc., an affiliated real estate investment trust which is controlled by Leo F. Wells III and affiliated entities. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

                                                                                                                 Number of
                                                                                                               Portfolios
                                                                                                                 in Fund
                                  Length of     Position(s) Held      Principal Occupation(s) During             Complex
Name, Address and Age            Time Served    with Trust                    Past 5 Years and                 Overseen by
                                                                      Directorships of Public Companies           Trustee
--------------------------------------------------------------------------------------------------------------------------
*Leo F. Wells (age 59)           Since 1998     President/Trustee     President and Director of Wells Asset          1
6200 The Corners Parkway                                              Management, Inc. (the Fund's investment
Atlanta, GA 30092                                                     adviser), Wells Investment Securities, Inc.
                                                                      (the Fund's principal underwriter), Wells
                                                                      Capital, Inc. (real estate company), Wells &
                                                                      Associates, Inc. (real estate brokerage
                                                                      company), Wells Management Company,
                                                                      Inc. (property management company),
                                                                      Wells Advisors, Inc. (non-bank custodian
                                                                      for IRAs), Wells Development Corporation
                                                                      (acquisition/development of commercial
                                                                      real estate) and Wells Real Estate Funds,
                                                                      Inc. (holding company for the Wells group
                                                                      of companies); President and Director of
                                                                      Wells Real Estate Investment Trust, Inc.

Independent Trustees:

John L. Bell (age 62)            Since 1998     Trustee               General partner of JB Family LLP (a family     1
800 Mount Vernon Highway                                              partnership); past owner and Chief
Atlanta, GA 30328                                                     Executive Officer of Bell-Mann, Inc.
                                                                      (flooring company); Director of Wells Real
                                                                      Estate Investment Trust, Inc.

Michael R. Buchanan (age 56)     Since 2002     Trustee               Former Managing Director of Bank of            1
1630 Misty Oaks Drive                                                 America; Director of Wells Real Estate
Atlanta, Georgia 30350                                                Investment Trust, Inc.

Richard W. Carpenter (age 66)    Since 1998     Trustee               Managing Partner of Carpenter                  1
3491 Buckhead Loop                                                    Properties LP (real estate company);
Atlanta, GA 30326                                                     former President of Commonwealth Oil
                                                                      Refining Co., Inc. and Realmark
                                                                      Holdings Corp. (real estate company);
                                                                      Director of MidCountry Financial Corp.;
                                                                      Director of Wells Real Estate
                                                                      Investment Trust, Inc.

Bud Carter (age 64)              Since 1998     Trustee               Chairman of The Executive Committee            1
100 Mount Shasta Lane                                                 (international management consultant);
Alpharetta, GA 30022                                                  Director of Wells Real Estate
                                                                      Investment Trust, Inc.

William H. Keogler, Jr. (age 57) Since 2001     Trustee               Former President and Chief Executive           1
7609 N.W. 117th Lane                                                  Officer of Keogler, Morgan & Company,
Parkland, FL 33076                                                    Inc. (brokerage firm) and Keogler
                                                                      Investment Advisory, Inc.; Director of
                                                                      Wells Real Estate Investment Trust, Inc.

Donald S. Moss (age 67)          Since 1998     Trustee               Retired former Senior Vice President of        1
114 Summerour Vale                                                    Avon Products, Inc.; Director of Wells
Duluth, GA 30097                                                      Real Estate Investment Trust, Inc.

Walter W. Sessoms (age 69)       Since 1998     Trustee               Retired former Group President of Bell         1
5995 River Chase Circle NW                                            South Telecommunications; Director of
Atlanta, GA 30328                                                     Wells Real Estate Investment Trust, Inc.

Neil H. Strickland (age 67)      Since 2001     Trustee               President of Strickland General Agency,        1
4800 River Green Parkway                                              Inc. (insurance agency), S.C.S.C. Inc.
Duluth, GA 30096                                                      (leasing company) and Town Insurance
                                                                      Agency (financing company); Director of
                                                                      First Capital Bank; Director of Wells Real
                                                                      Estate Investment Trust, Inc.



                                       8

Executive Officers:

Jill W. Maggiore (age 44)        Since 1998     Vice President        Vice President and Director of Mutual
6200 The Corners Parkway                                              Funds of Wells Real Estate Funds, Inc.
Atlanta, GA 30092


Robert G. Dorsey (age 46)        Since 2000     Vice President        Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                                        Solutions, LLC (a mutual fund services
Cincinnati, Ohio 45246                                                company) and Ultimus Fund Distributors,
                                                                      LLC (a registered broker-dealer); prior
                                                                      to March 1999, President of Countrywide
                                                                      Fund Services, Inc. (a mutual fund
                                                                      services company)

John F. Splain (age 46)          Since 2000     Secretary             Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                                        Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                Distributors, LLC; prior to March 1999,
                                                                      First Vice President and Secretary of
                                                                      Countrywide Fund Services, Inc. and
                                                                      affiliated companies

Mark J. Seger (age 41)           Since 2000     Treasurer             Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                                        Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                Distributors, LLC; prior to March 1999,
                                                                      First Vice President of Countrywide
                                                                      Fund Services, Inc.

* Leo F. Wells III, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act.

     BOARD COMMITTEES. The Board of Trustees has established an Audit Committee, which oversees the Fund's accounting and financial reporting policies and the independent audit of its financial statements. The members of the Audit Committee are William H. Keogler, Jr., Donald S. Moss, Walter W. Sessoms and Neil H. Strickland. The Audit Committee held two meetings during the fiscal year ended December 31, 2002. The Board of Trustees has no nominating or compensation committee or any committee performing similar functions.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as December 31, 2002.

                               Dollar Range of           Aggregate Dollar
                             Fund Shares Owned     Range of Shares of All Funds
Name of Trustee                  by Trustee             Overseen by Trustee
--------------------------------------------------------------------------------
Leo F. Wells III               Over $100,000              Over $100,000
John L. Bell                    $1--$10,000                $1--$10,000
Michael R. Buchanan                 None                       None
Richard W. Carpenter            $1--$10,000                $1--$10,000
Bud Carter                      $1--$10,000                $1--$10,000
William H. Keogler, Jr.         $1--$10,000                $1--$10,000
Donald S. Moss                  $1--$10,000                $1--$10,000
Walter W. Sessoms            $10,001--$50,000           $10,001--$50,000
Neil H. Strickland              $1--$10,000                $1--$10,000

     TRUSTEES' OWNERSHIP OF SECURITIES OF ENTITIES CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE ADVISER. The following table shows each Independent Trustee's direct and/or beneficial ownership of securities in entities controlling, controlled by, or under common control with the Adviser. The Wells Real Estate Investment Trust, Inc. (the "Wells REIT") is an affiliated real estate investment trust which is controlled by Leo F. Wells III and affiliated entities. Wells Limited Partnership I ("Wells LP I") through Wells Limited Partnership XIII ("Wells LP XIII") are limited partnerships for which entities controlled by Leo F. Wells III act as General Partner. Information is provided as of December 31, 2002.


Name of                     Name of                                             Value of       Percent of
Trustee                     Owners          Company       Title of Class       Securities        Class
--------------------------------------------------------------------------------------------------------------
John L. Bell                  --               --               --                 --               --

Michael R. Buchanan           --               --               --                 --               --

Richard W. Carpenter          --               --               --                 --               --

Bud Carter               Bud Carter        Wells REIT      Common Stock         $50,123          0.002%
                         SEP-IRA

                         Bud Carter &      Wells REIT      Common Stock         $23,221          0.001%
                         Kay Copilevitz

                         Bud Carter &      Wells LP XII    Limited Partnership
                         Kay Copilevitz                    Interests            $ 43,011          0.14%


Williams H. Keogler, Jr.      --               --               --                 --              --

Donald S. Moss           Donald S.         Wells REIT      Common Stock         $916,399          0.04%
                         Moss IRA

                         Donald S.         Wells LP XIII   Limited Partnership  $226,683          1.33%
                         Moss IRA                          Interests

Walter W. Sessoms        Self              Wells REIT      Common Stock         $483,146          0.02%

Neil H. Strickland       Neil H.           Wells REIT      Common Stock         $ 10,018         0.001%
                         Strickland IRA

                         Neil H.           Wells LP III    Limited Partnership  $ 17,500          0.12%
                         Strickland IRA                    Interests

                         Neil H.           Wells LP IV     Limited Partnership  $ 35,000          0.28%
                         Strickland IRA                    Interests

                         Neil H.           Wells LP V      Limited Partnership  $ 10,000          0.07%
                         Strickland IRA                    Interests


     TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or the Underwriter will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an "interested person" of the Trust receives from the Trust a fee of $3,000 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation amounts paid during 2002 to each of the Trustees:

                                 Aggregate          Pension or       Estimated Annual       Total Compensation
                                Compensation        Retirement         Benefits Upon    From the Fund and Wells Real
Trustee                        From the Fund     Benefits Accrued       Retirement      Estate Investment Trust, Inc.
------------------------------------------------------------------------------------------------------------------------
John L. Bell                     $ 12,000              None                None                 $ 41,500
Michael R. Buchanan                 6,000              None                None                   22,750
Richard W. Carpenter               12,000              None                None                   40,750
Bud Carter                         12,000              None                None                   42,000
William H. Keogler, Jr.            12,000              None                None                   43,250
Donald S. Moss                     12,000              None                None                   46,750
Walter W. Sessoms                  12,000              None                None                   50,250
Neil H. Strickland                 12,000              None                None                   46,500
Leo F. Wells III                     None              None                None                   None


THE INVESTMENT ADVISER
----------------------

     Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Atlanta, Georgia 30092, is the Fund's investment manager. Leo F. Wells III, as the controlling shareholder of the Adviser, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is also the controlling shareholder of the Underwriter and a Trustee of the Trust.

     Under the terms of the Advisory Agreement between the Trust and the Adviser, the Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs. The Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of .5% of its average daily net assets. During the fiscal year ended December 31, 2002, the Fund accrued advisory fees of $615,248; however, in order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $313,731 of such fees. During the fiscal year ended December 31, 2001, the Fund accrued advisory fees of $383,706; however, in order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $210,832 of such fees. During the fiscal year ended December 31, 2000, the Fund accrued advisory fees of $167,932; however, in order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $156,461 of such fees.

     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

     By its terms, the Advisory Agreement will remain in force until January 12, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     In approving the most recent annual continuance of the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the Independent Trustees meeting with experienced counsel.

     The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the scope and quality of the in-house capabilities of the Adviser and other resources dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of the Fund's compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent public accountants in periodic meetings with the Trust's Audit Committee. The Trustees also considered the business reputation of the Adviser and its financial resources.

     In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund with those of competitive funds and other funds with similar investment objectives. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. The Trustees also considered the voluntary fee waivers and expense reimbursements made by the Adviser in order to reduce the Fund's operating expenses. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity and quality of the investment management of the Fund.

     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

THE SUB-ADVISER
---------------

     PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex") manages the Fund's investments pursuant to a Sub-Advisory Agreement between Rydex, the Adviser and the Trust. Rydex is a registered investment adviser located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. Albert P. Viragh, Jr. is the controlling shareholder and principal executive officer of Rydex. Rydex has been managing assets for institutional investors since 1993. Rydex has approximately 10 years of experience in managing mutual fund portfolios which correlate to an index. Prior to May 1, 2001, Gateway Investment Advisers, L.P. served as the sub-adviser to the Fund.

     The Adviser (not the Fund) pays Rydex a fee computed and accrued daily and paid monthly at an annual rate of .20% of the value of the Fund's average daily net assets up to $100,000,000, .15% of such assets from $100,000,000 to $500,000,000 and .10% of such assets in excess of $500,000,000; provided, however, that the minimum fee is $10,000 per month. For the fiscal years ended December 31, 2002, 2001 and 2000, the Adviser paid sub-advisory fees of $234,720, $143,639 and $50,932, respectively.

     By its terms, the Sub-Advisory Agreement will remain in force until May 1, 2004 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Board of Trustees, be a vote of the majority of the Fund's outstanding voting securities, or by the Adviser or Rydex. The Sub-Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     In approving the most recent annual continuance of the Sub-Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by Rydex, the resources dedicated by Rydex to performing services for the Fund, the business reputation of Rydex, the experience of Rydex in managing mutual fund portfolios which correlate to an index, the investment performance of the Fund and the reasonableness of the fees charged by Rydex. In evaluating the sub-advisory fees, the Trustees took into account the complexity of the investment management of the Fund. The Trustees concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of the Fund to continue the Sub-Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

THE UNDERWRITER
---------------

     Wells Investment Securities, Inc. (the "Underwriter"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia 30092, is the principal underwriter of the Fund and, as such, is the exclusive agent for distribution of shares of the Fund. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

     During the fiscal years ended December 31, 2002, 2001 and 2000, the aggregate commissions collected on sales of the Fund's Class A shares were $636,588, $317,966 and $216,090, respectively, of which the Underwriter paid $543,688, $296,684 and $173,671, respectively, to unaffiliated broker-dealers in the selling network and retained $92,900, $81,282, $42,419, respectively, from underwriting and broker commissions. During the fiscal years ended December 31, 2002, 2001 and 2000, the Underwriter collected $66,049, $6,816 and $2,621, respectively, in contingent deferred sales charges on redemptions of Class B shares, and collected $10,567, $1,690 and $493, respectively, in contingent deferred sales charges on redemptions of Class C shares.

     The Fund may compensate dealers, including the Underwriter and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

     By its terms, the Trust's Underwriting Agreement will remain in force until January 12, 2004 and from year to year thereafter, subject to annual approval by
(a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Underwriting Agreement may be terminated at any time, on sixty days' written notice, without payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Underwriter. The Underwriting Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     Leo F. Wells III and Jill W. Maggiore are affiliated persons of both the Trust and the Underwriter.

DISTRIBUTION PLANS
------------------

     CLASS A SHARES - As stated in the Prospectus, the Fund has adopted a plan of distribution with respect to the Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in connection with the distribution and promotion of its Class A shares, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund allocable to its Class A shares. Unreimbursed expenses will not be carried over from year to year. During the fiscal year ended December 31, 2002, Class A shares paid $226,618 in distribution expenses. Of this amount, $209,782 was spent on compensation to broker-dealers and $16,836 was spent on the printing and mailing of prospectuses and reports to prospective shareholders.

     CLASS B SHARES AND CLASS C SHARES - The Fund has also adopted plans of distribution with respect to the Class B and Class C shares of the Fund (the "Class B Plan" and the "Class C Plan," respectively). The Class B Plan and the Class C Plan each provide for two categories of payments. First, the Plans provide for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class B and Class C shares, which may be paid to other brokers based on the average value of the Fund's Class B and Class C shares owned by clients of such brokers. In addition, the Fund may pay up to an additional .75% per annum of its daily net assets allocable to Class B and Class C shares for expenses incurred in the distribution and promotion of the shares, including but not limited to, prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of such shares, costs of advertising and promotion and any other expenses related to the distribution of such shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to ..75% per annum of the average value of Class B and Class C shares owned by their clients, in addition to the .25% account maintenance fee described above. During the fiscal year ended December 31, 2002, Class B shares and Class C shares paid $140,911 and $123,129, respectively, in distribution expenses. Amounts were spent as follows:

                                                Class B           Class C
                                                -------           -------
Compensation to broker-dealers..............   $ 34,718          $ 36,320
Printing and mailing of prospectuses
  and reports to prospective shareholders....     3,393             3,109
Advertising and promotion....................   102,800            83,700

     CLASS R SHARES - The Fund has also adopted a plan of distribution with respect to Class R shares of the Fund (the "Class R Plan"). The Class R Plan provides for two categories of payments. First, the Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class R shares, which may be paid to other brokers based on the average value of the Fund's Class R shares owned by clients of such brokers. In addition, the Fund may pay up to an additional .50% per annum of its daily net assets allocable to Class R shares for expenses incurred in the distribution and promotion of the shares, including but not limited to, prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of such shares, costs of advertising and promotion and any other expenses related to the distribution of such shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .50% per annum of the average value of Class R shares owned by their clients, in addition to the .25% account maintenance fee described above.

     CLASS I SHARES - The Fund has not adopted a plan of distribution with respect to Class I shares.

     GENERAL INFORMATION. The continuance of the Plans must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the applicable class of the Fund. In the event a Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plans should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Fund pursuant to the Plans and the purposes for which expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of the Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     By reason of his controlling interest in the Adviser, Leo F. Wells III may be deemed to have a financial interest in the operation of the Plans.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by Rydex and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, Rydex seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker dealer. Rydex generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. During the fiscal years ended December 31, 2002, 2001 and 2000, the Fund paid brokerage commissions of $49,796, $44,132 and $62,016, respectively.

     Rydex is specifically authorized to select brokers to buy and sell securities for the Fund and who also provide brokerage and research services to the Fund and/or other accounts over which Rydex exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if Rydex determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or Rydex's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and Rydex, it is possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by Rydex in servicing all of its accounts and not all such services may be used by Rydex in connection with the Fund.

     Rydex may aggregate purchase and sale orders for the Fund and its other clients if it believes such aggregation is consistent with its duties to seek best execution for the Fund and its other clients. Rydex will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of Rydex in that security on a given day, with all transaction costs shared on pro rata basis.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser, Rydex or the Underwriter.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Underwriter and other affiliates of the Trust, the Adviser or Rydex may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Underwriter or other affiliates if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with any brokerage firms, brokerage business may be transacted from time to time with various firms. Neither the Underwriter nor affiliates of the Trust, the Adviser or Rydex will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with any brokers.

CODE OF ETHICS. The Trust, the Adviser, Rydex and the Underwriter have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which permits personnel to invest in securities for their own accounts, subject to certain conditions, including securities that may be purchased or held by the Fund. The Codes of Ethics adopted by the Trust, the Adviser, Rydex and the

Underwriter are on public file with, and are available from, the Securities and Exchange Commission.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term investments, by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may result in the Fund recognizing greater amounts of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid income or excise taxes. See "Taxes." A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period. The Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 20%.

     Generally, the Fund intends to invest for the long-term purposes. However, the rate of portfolio turnover will depend upon cash flows into and out of the Fund, changes in the S&P REIT Index and market and other conditions, and portfolio turnover will not be a limiting factor when Rydex believes that portfolio changes are appropriate. For the fiscal years ended December 31, 2002, 2001 and 2000, the Fund's portfolio turnover rate was 10%, 5% and 9%, respectively.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     The share price (net assets value) and the public offering price (net asset value plus applicable sales load) of each class of shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Trust may also be open on other days in which there is sufficient trading in the Fund's portfolio securities that its net assets might be materially affected.

     In valuing the assets of the Fund for purposes of computing net asset value, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of the closing sales price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the counter market are valued at the mean between the closing bid and asked prices. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

PURCHASES AND REDEMPTIONS OF SHARES
-----------------------------------

     The Prospectus describes generally how to purchase and redeem shares of the Fund and explains any applicable sales loads. Additional information with respect to certain types of purchases of Class A shares of the Fund is set forth below.

     RIGHT OF ACCUMULATION. A "purchaser" (as defined below) of Class A shares of the Fund has the right to combine the current net asset value of his existing Class A shares with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify Ultimus Fund Solutions, LLC (the "Transfer Agent") that an investment qualifies for a reduced sales load. The reduced sales load will be granted upon confirmation of the purchaser's holdings by the Fund.

     LETTER OF INTENT. The reduced sales load set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined below) of Class A shares of the Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest in the Fund within a thirteen month period a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

     The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Fund to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

     A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales load). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

     OTHER INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his or her spouse and their children under the age of 21, purchasing shares for his, her or their own account; a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

     The Trust does not impose a sales load or imposes a reduced sales load in connection with purchases of shares of the Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load" or "Purchases at Net Asset Value" sections in the Prospectus because such purchases require minimal sales effort by the Underwriter. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or behalf of the Fund.

     REDEMPTIONS IN-KIND. The Fund may process any redemption request in excess of $250,000 or 1% of the Fund's assets (whichever is less) by paying redemption proceeds in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Fund has qualified and intends to continue to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversity its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Fund is required to withhold and remit to the U.S. Treasury a portion (currently 30%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

     The Internal Revenue Code requires a REIT to distribute at least 90% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield (in other words, provide investors with a higher distribution). This portion of the distribution is classified as return of capital. The portion of your distributions that is classified as a return of capital is generally not taxable to you. However, when you receive a return of capital, your cost basis (that is, the adjusted cost of your investment, which is used to determine a capital gain or loss for tax purposes) is decreased by the amount of the return of capital. This, in turn, will affect the capital gain or loss you realize when you sell or exchange any of your Fund shares.

     Two other important tax considerations about the return of capital:

     * If you do not reinvest your distributions (that is, you receive your distributions in cash), your original investment in the Fund will be reduced by the amount of return of capital and capital gains included in the distribution.

     * A return of capital is generally not taxable to you; however, any return of capital distribution would be taxable as a capital gain once your cost basis is reduced to zero (which could happen if you do not reinvest your distributions and return of capital in those distributions is significant).

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P (1+T)n = ERV

Where:

P =     a hypothetical initial payment of $1,000
T =     average annual total return
n =     number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. It also assumes, with respect to Class A shares, the deduction of the current maximum initial sales load from the initial $1,000 payment and, with respect to Class B and Class C shares, the deduction from the ending redeemable value of the applicable deferred sales load at the times, in the amounts, and under the terms disclosed in the Prospectus. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The table below shows the Fund's average annual total returns for periods ended December 31, 2002:

                                                   1 Year          Since Inception        Inception Date
                                                   ------          ---------------        --------------
Class A Shares
     Return Before Taxes                           -1.15%                1.41%            March 2, 1998
     Return After Taxes on Distributions           -3.56%               -0.95%
     Return After Taxes on Distributions
        and Sale of Fund Shares                    -0.35%               -0.09%

Class B Shares
     Return Before Taxes                           -2.66%                5.86%            May 7, 1999
     Return After Taxes on Distributions           -4.86%                3.59%
     Return After Taxes on Distributions
        and Sale of Fund Shares                    -1.27%                3.59%



                                       22

Class C Shares
     Return Before Taxes                            1.29%                6.81%            May 5, 1999
     Return After Taxes on Distributions           -0.92%                4.55%
     Return After Taxes on Distributions
        and Sale of Fund Shares                     1.16%                4.38%


     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from the average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales loads which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. For example, the average annual compounded rates if return (computed without the applicable sales load) of the Fund's Class A, Class B and Class C shares for the three years ended December 31, 2002 are 13.94%, 13.06% and 13.12%, respectively. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     From time to time, the Fund may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd+1)6 - 1]

Where:

a =      dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =      the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. The yields of the Fund's Class A, Class B and Class C shares for the thirty days ended December 31, 2002 were 6.28%, 5.77% and 5.80%, respectively.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Performance information is not provided for Class I and Class R shares because the public offering of those shares has not commenced as of the date of this Statement of Additional Information.

     The Fund's performance may be compared in advertisements, sales literature and other communications to performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P REIT Index, which is made up of approximately 100 stocks which constitute a representative sample of all publicly traded Real Estate Investment Trusts, and the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper, Inc. or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is no guarantee of future results.

o LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o MORNINGSTAR, INC. rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     Investors may use such performance comparisons to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund, assuming reinvestment of dividends, over a specified period of time.

     From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with the alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

PRINCIPAL SECURITY HOLDERS
--------------------------

     As of May 1, 2003, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record 8.6% of the outstanding shares of the Fund, including 12.0% of the outstanding Class A shares of the Fund. As of such date, IMS & Co., P.O. Box 3865, Englewood, California 80155, owned of record 6.1% of the outstanding Class A shares of the Fund.

     As of May 1, 2003, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Fund.

CUSTODIAN
---------

     US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as custodian of the Fund's investments. As custodian, US Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     The firm of Ernst & Young LLP, 250 East Fifth Street, Suite 1300, Cincinnati, Ohio 45202, has been selected as independent public auditors for the Trust for the fiscal year ending December 31, 2003. Ernst & Young LLP performs an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.

LEGAL COUNSEL
-------------

     Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as counsel to the Trust.

TRANSFER AGENT
--------------

     The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquires concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month with respect to each Class of shares. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     Ultimus also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Ultimus to perform its duties, the Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays all costs of external pricing services.

     Ultimus also provides administrative services to the Fund. In this capacity, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays Ultimus a fee at the annual rate of .15% of the average value of its daily net assets up to $50 million, .125% of such assets from $50 million to $100 million, .1% of such assets from $100 million to $250 million, .075% of such assets from $250 million to $500 million, and .05% of such assets in excess of 500 million, provided, however, that the minimum fee is $2,000 per month.

     For the fiscal year ended December 31, 2002, Ultimus received from the Fund transfer agency fees, accounting services fees and administrative services fees of $136,098, $60,188 and $160,651, respectively. For the fiscal year ended December 31, 2001, Ultimus received from the Fund transfer agency fees, accounting services fees and administrative services fees of $91,777, $52,438 and $108,524, respectively. For the fiscal year ended December 31, 2000, the Fund paid transfer agency fees, accounting services fees and administrative services fees of $60,874, $45,151 and $47,350, respectively.

FINANCIAL STATEMENTS
--------------------

     The financial statements of the Fund, which have been audited by Ernst & Young LLP, are incorporated herein by reference to the annual report of the Fund dated December 31, 2002.

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